Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
12/31/24 (Unaudited)

COMMON STOCKS (53.3%)(a)
	Shares	Value
Basic materials (2.2%)
Air Liquide SA (France)	853	$138,663
American Woodmark Corp.(NON)	461	36,663
Andersons, Inc. (The)	242	9,806
Archer-Daniels-Midland Co.	2,771	139,991
Atkore, Inc.	142	11,850
Avient Corp.	551	22,514
Axalta Coating Systems, Ltd.(NON)	3,448	117,991
Beacon Roofing Supply, Inc.(NON)	133	13,510
BHP Group, Ltd. (ASE Exchange) (Australia)	15,809	385,657
BHP Group, Ltd. (London Exchange) (Australia)	1,231	30,082
Boise Cascade Co.	518	61,569
Carpenter Technology Corp.	106	17,989
CF Industries Holdings, Inc.	1,590	135,659
Cie de Saint-Gobain SA (France)	8,053	715,602
Commercial Metals Co.	219	10,862
Constellium SE (France)(NON)	4,486	46,071
Corteva, Inc.	13,366	761,327
CRH PLC	9,408	870,428
CRH PLC (London Exchange)	4,384	405,828
Dole PLC (Ireland)	3,454	46,767
DuPont de Nemours, Inc.	7,747	590,709
Eastman Chemical Co.	3,891	355,326
Evonik Industries AG (Germany)	3,218	55,935
Fortescue, Ltd. (Australia)	19,495	219,525
Freeport-McMoRan, Inc.	21,096	803,336
Fresh Del Monte Produce, Inc.	1,046	34,738
Frontdoor, Inc.(NON)	1,398	76,429
Gibraltar Industries, Inc.(NON)	184	10,838
Glencore PLC (United Kingdom)	34,535	152,098
Hecla Mining Co.	2,246	11,028
HeidelbergCement AG (Germany)	1,940	239,712
Holcim AG (Switzerland)	3,827	368,483
Huntsman Corp.	6,904	124,479
Ingevity Corp.(NON)	339	13,814
Innospec, Inc.	375	41,273
International Flavors & Fragrances, Inc.	1,501	126,910
Kaiser Aluminum Corp.	165	11,595
Latham Group, Inc.(NON)	1,772	12,333
Limbach Holdings, Inc.(NON)	264	22,583
Linde PLC	1,549	648,519
Louisiana-Pacific Corp.	3,900	403,845
LyondellBasell Industries NV Class A	1,751	130,047
Mativ Holdings, Inc.	1,032	11,249
Minerals Technologies, Inc.	867	66,074
Mosaic Co. (The)	4,919	120,909
Mueller Industries, Inc.	246	19,523
NewMarket Corp.	148	78,196
Nippon Sanso Holdings Corp. (Japan)	8,300	230,308
Northern Star Resources, Inc. (Australia)	3,986	37,872
Nucor Corp.	986	115,076
Olin Corp.	3,482	117,692
Packaging Corp. of America	709	159,617
Perimeter Solutions, Inc.(NON)	996	12,729
PPG Industries, Inc.	4,268	509,813
Primoris Services Corp.	1,024	78,234
Proto Labs, Inc.(NON)	418	16,340
Prysmian SpA (Italy)	5,057	323,629
Rayonier Advanced Materials, Inc.(NON)	1,463	12,070
Rio Tinto PLC (United Kingdom)	4,213	248,693
ROCKWOOL International A/S Class B (Denmark)	193	68,676
Sealed Air Corp.	3,772	127,607
Sherwin-Williams Co. (The)	2,002	680,540
Shin-Etsu Chemical Co., Ltd. (Japan)	12,200	401,833
Sterling Construction Co., Inc.(NON)	463	77,992
Sylvamo Corp.	813	64,243
Tutor Perini Corp.(NON)	1,361	32,936
UFP Industries, Inc.	681	76,715
Westlake Corp.	1,139	130,586
Weyerhaeuser Co.(R)	4,395	123,719
Worthington Steel, Inc.	355	11,296

		12,386,551
Capital goods (2.4%)
ABB, Ltd. (Switzerland)	7,846	423,672
Adient PLC(NON)	1,327	22,864
AeroVironment, Inc.(NON)	76	11,696
Airbus SE (France)	3,098	496,085
AISIN Corp. (Japan)	16,300	182,107
Alamo Group, Inc.	70	13,014
Albany International Corp. Class A	168	13,435
Allison Transmission Holdings, Inc.	1,400	151,284
American Axle & Manufacturing Holdings, Inc.(NON)	7,075	41,247
Applied Industrial Technologies, Inc.	206	49,331
Argan, Inc.	475	65,094
Ball Corp.	5,641	310,988
Belden, Inc.	481	54,165
Caterpillar, Inc.	488	177,027
Columbus McKinnon Corp./NY	293	10,911
Crown Holdings, Inc.	1,523	125,937
Curtiss-Wright Corp.	456	161,821
Dassault Aviation SA (France)	400	81,734
Donaldson Co., Inc.	1,742	117,324
Eaton Corp. PLC	1,514	502,451
Federal Signal Corp.	141	13,027
Flowserve Corp.	2,678	154,039
Franklin Electric Co., Inc.	116	11,304
GE Vernova, Inc.(NON)	414	136,177
GEA Group AG (Germany)	2,633	130,790
Gentherm, Inc.(NON)	282	11,259
Graco, Inc.	1,444	121,715
Hitachi, Ltd. (Japan)	2,400	58,776
Honeywell International, Inc.	3,437	776,384
Hyster-Yale, Inc.	354	18,029
Ingersoll Rand, Inc.	7,621	689,396
Interface, Inc.	2,314	56,346
Johnson Controls International PLC	8,654	683,060
Komatsu, Ltd. (Japan)	1,500	40,864
Lockheed Martin Corp.	3,174	1,542,374
Mitsubishi Electric Corp. (Japan)	13,300	224,580
Moog, Inc. Class A	61	12,007
Mueller Water Products, Inc. Class A	594	13,365
NANO Nuclear Energy, Inc.(NON)	1,234	30,720
nLight, Inc.(NON)	1,136	11,917
Northrop Grumman Corp.	1,792	840,968
NuScale Power Corp.(NON)	260	4,662
O-I Glass, Inc.(NON)	1,073	11,631
Otis Worldwide Corp.	5,073	469,811
Parker Hannifin Corp.	210	133,566
Pentair PLC	1,326	133,449
Powell Industries, Inc.	218	48,320
Republic Services, Inc.	632	127,146
Rocket Lab USA, Inc.(NON)	536	13,652
RTX Corp.	14,069	1,628,064
Schindler Holding AG (Switzerland)	322	88,963
Smiths Group PLC (United Kingdom)	3,738	80,145
Steelcase, Inc. Class A	876	10,354
Tennant Co.	145	11,822
Terex Corp.	1,053	48,670
Textron, Inc.	1,871	143,113
TransDigm Group, Inc.	334	423,272
Vertiv Holdings Co. Class A	6,408	728,013
Vinci SA (France)	5,902	607,649
Waste Connections, Inc.	2,051	351,911
Waste Management, Inc.	641	129,347
Watts Water Technologies, Inc. Class A	348	70,748

		13,853,592
Communication services (0.9%)
American Tower Corp.(R)	4,519	828,830
AT&T, Inc.	4,928	112,211
Charter Communications, Inc. Class A(NON)	1,269	434,975
Comcast Corp. Class A	19,595	735,400
Credo Technology Group Holding, Ltd.(NON)	1,471	98,866
Crown Castle, Inc.(R)	1,461	132,600
Deutsche Telekom AG (Germany)	1,046	31,341
InterDigital, Inc.	428	82,912
Juniper Networks, Inc.	3,484	130,476
KDDI Corp. (Japan)	10,700	340,801
Koninklijke KPN NV (Netherlands)	45,148	164,629
Lumen Technologies, Inc.(NON)	13,863	73,613
T-Mobile US, Inc.	3,973	876,960
Telstra Group, Ltd. (Australia)	70,090	173,704
Ubiquiti, Inc.	392	130,117
Verizon Communications, Inc.	14,655	586,053

		4,933,488
Communications equipment (0.2%)
Arista Networks, Inc.(NON)	1,668	184,364
CommScope Holding Co., Inc.(NON)	6,603	34,402
Motorola Solutions, Inc.	2,110	975,305
NETGEAR, Inc.(NON)	1,575	43,895
Viavi Solutions, Inc.(NON)	1,240	12,524

		1,250,490
Computers (3.8%)
8x8, Inc.(NON)	4,748	12,677
A10 Networks, Inc.	803	14,775
Adeia, Inc.	839	11,729
Agilysys, Inc.(NON)	315	41,489
Alkami Technology, Inc.(NON)	1,746	64,043
Altair Engineering, Inc. Class A(NON)	126	13,748
AppFolio, Inc. Class A(NON)	589	145,318
Apple, Inc.	70,124	17,560,452
Bandwidth, Inc. Class A(NON)	1,351	22,994
Blend Labs, Inc. Class A(NON)	13,010	54,772
Calix, Inc.(NON)	383	13,355
Check Point Software Technologies, Ltd. (Israel)(NON)	400	74,680
Cisco Systems, Inc.	1,987	117,630
CommVault Systems, Inc.(NON)	539	81,340
Dropbox, Inc. Class A(NON)	4,289	128,842
Dynatrace, Inc.(NON)	2,428	131,962
Extreme Networks, Inc.(NON)	4,033	67,512
Fortinet, Inc.(NON)	1,394	131,705
IonQ, Inc.(NON)	364	15,204
Life360, Inc.(NON)	267	11,019
NetApp, Inc.	1,173	136,162
NetScout Systems, Inc.(NON)	560	12,130
OneSpan, Inc.(NON)	712	13,200
Phreesia, Inc.(NON)	1,704	42,873
PubMatic, Inc. Class A(NON)	1,035	15,204
Qualys, Inc.(NON)	407	57,070
RingCentral, Inc. Class A(NON)	3,980	139,340
ServiceNow, Inc.(NON)	1,543	1,635,765
Snowflake, Inc. Class A(NON)	537	82,918
Synopsys, Inc.(NON)	256	124,252
Teradata Corp.(NON)	3,971	123,697
Twilio, Inc. Class A(NON)	1,814	196,057
Weave Communications, Inc.(NON)	1,765	28,099
Zoom Video Communications, Inc. Class A(NON)	2,223	181,419

		21,503,432
Conglomerates (0.7%)
3M Co.	13,770	1,777,569
AMETEK, Inc.	858	154,663
General Electric Co.	2,548	424,981
Marubeni Corp. (Japan)	3,800	57,033
Mitsubishi Corp. (Japan)	19,600	320,690
Mitsui & Co., Ltd. (Japan)	16,600	344,269
Siemens AG (Germany)	3,509	684,236
SPX Technologies, Inc.(NON)	105	15,280

		3,778,721
Consumer cyclicals (9.2%)
Abercrombie & Fitch Co. Class A(NON)	657	98,202
Accor SA (France)	7,433	361,523
adidas AG (Germany)	801	197,017
Alarm.com Holdings, Inc.(NON)	221	13,437
Amazon.com, Inc.(NON)	50,732	11,130,093
American Eagle Outfitters, Inc.	936	15,603
Apogee Enterprises, Inc.	694	49,559
Aristocrat Leisure, Ltd. (Australia)	8,106	342,321
Arrowhead Pharmaceuticals, Inc.(NON)	509	9,569
Associated British Foods PLC (United Kingdom)	10,907	278,220
Automatic Data Processing, Inc.	5,910	1,730,034
Bandai Namco Holdings, Inc. (Japan)	800	19,076
BJ's Wholesale Club Holdings, Inc.(NON)	4,482	400,467
Block, Inc. Class A(NON)	1,899	161,396
Blue Bird Corp.(NON)	1,045	40,368
BlueLinx Holdings, Inc.(NON)	265	27,072
Booking Holdings, Inc.	165	819,790
BrightView Holdings, Inc.(NON)	1,185	18,948
Buckle, Inc. (The)	291	14,786
Caleres, Inc.	467	10,816
Carvana Co.(NON)	1,833	372,759
Cimpress PLC (Ireland)(NON)	467	33,493
Clorox Co. (The)	779	126,517
Compass Group PLC (United Kingdom)	15,862	527,783
Daktronics, Inc.(NON)	1,326	22,356
Dana, Inc.	2,117	24,473
DraftKings, Inc. Class A(NON)	11,174	415,673
Ecolab, Inc.	553	129,579
Equifax, Inc.	1,944	495,428
Euronet Worldwide, Inc.(NON)	1,251	128,653
Experian PLC (United Kingdom)	8,880	381,661
Fast Retailing Co., Ltd. (Japan)	1,200	404,810
Ford Motor Co.	12,789	126,611
Forestar Group, Inc.(NON)	957	24,805
G-III Apparel Group, Ltd.(NON)	436	14,222
Gap, Inc. (The)	6,129	144,828
General Motors Co.	20,163	1,074,083
Global Payments, Inc.	1,167	130,774
GMS, Inc.(NON)	193	16,372
Golden Entertainment, Inc.	379	11,976
Goodyear Tire & Rubber Co. (The)(NON)	1,281	11,529
Hasbro, Inc.	2,116	118,306
Hermes International (France)	115	275,927
Hilton Worldwide Holdings, Inc.	2,696	666,343
Home Depot, Inc. (The)	1,257	488,960
Hoshizaki Corp. (Japan)	1,100	43,251
Hovnanian Enterprises, Inc. Class A(NON)	309	41,350
Industria de Diseno Textil SA (Spain)	6,870	351,908
Informa PLC (United Kingdom)	32,535	324,491
Innovid Corp. (Israel)(NON)	4,074	12,589
InterContinental Hotels Group PLC (United Kingdom)	820	102,027
International Game Technology PLC	2,998	52,945
J. Jill, Inc.	782	21,599
Jardine Matheson Holdings, Ltd. (Hong Kong)	6,400	261,973
KB Home	655	43,047
Kimberly-Clark Corp.	1,105	144,799
La Francaise des Jeux SAEM (France)	1,897	73,054
Laureate Education, Inc.(NON)	777	14,211
LegalZoom.com, Inc.(NON)	3,361	25,241
Lennar Corp. Class A	898	122,460
Light & Wonder, Inc.(NON)	1,403	121,191
Live Nation Entertainment, Inc.(NON)	3,376	437,192
LiveRamp Holdings, Inc.(NON)	2,180	66,207
LVMH Moet Hennessy Louis Vuitton SA (France)	75	49,334
M/I Homes, Inc.(NON)	466	61,955
Magnite, Inc.(NON)	1,947	30,996
Mastercard, Inc. Class A	6,740	3,549,082
Meritage Homes Corp.	146	22,458
Modine Manufacturing Co.(NON)	243	28,171
Mohawk Industries, Inc.(NON)	1,128	134,379
Netflix, Inc.(NON)	4,035	3,596,476
New York Times Co. (The) Class A	2,357	122,682
Next PLC (United Kingdom)	997	118,266
Nintendo Co., Ltd. (Japan)	11,600	675,605
O'Reilly Automotive, Inc.(NON)	265	314,237
Owens Corning	933	158,909
Pandora A/S (Denmark)	1,700	311,024
Payoneer Global, Inc.(NON)	1,206	12,108
PayPal Holdings, Inc.(NON)	15,288	1,304,831
Paysafe, Ltd. (United Kingdom)(NON)	643	10,995
PROG Holdings, Inc.	1,341	56,671
Publicis Groupe SA (France)	2,610	277,860
PulteGroup, Inc.	10,934	1,190,713
Rational AG (Germany)	59	50,534
RE/MAX Holdings, Inc. Class A(NON)	986	10,521
Red Rock Resorts, Inc. Class A	266	12,300
REV Group, Inc.	2,016	64,250
Revelyst, Inc.(NON)	3,543	68,132
Ryman Hospitality Properties, Inc.(R)	689	71,890
Ryohin Keikaku Co., Ltd. (Japan)	8,400	191,251
S&P Global, Inc.	704	350,613
Sonos, Inc.(NON)	874	13,145
Sony Group Corp. (Japan)	18,700	394,112
Subaru Corp. (Japan)	13,900	246,980
Target Corp.	4,650	628,587
Taylor Wimpey PLC (United Kingdom)	27,480	41,825
Tesla, Inc.(NON)	11,769	4,752,793
TJX Cos., Inc. (The)	16,358	1,976,210
Toll Brothers, Inc.	2,975	374,701
TOPPAN Holdings, Inc. (Japan)	9,900	262,629
Toyota Motor Corp. (Japan)	3,100	60,528
Trade Desk, Inc. (The) Class A(NON)	1,020	119,881
Trane Technologies PLC	2,275	840,271
TRI Pointe Homes, Inc.(NON)	1,661	60,228
United Rentals, Inc.	789	555,803
Universal Music Group NV (Netherlands)	6,243	159,690
Upbound Group, Inc.	414	12,076
Urban Outfitters, Inc.(NON)	311	17,068
Victoria's Secret & Co.(NON)	1,627	67,390
Visteon Corp.(NON)	785	69,645
Volvo AB Class B (Sweden)	10,844	263,533
Vulcan Materials Co.	509	130,930
Walmart, Inc.	43,346	3,916,311
Wolters Kluwer NV (Netherlands)	2,211	367,345
Xperi, Inc.(NON)	1,626	16,699

		52,360,376
Consumer staples (3.5%)
ACCO Brands Corp.	2,340	12,285
Asahi Group Holdings, Ltd. (Japan)	16,200	169,949
Auto Trader Group PLC (United Kingdom)	22,082	218,498
BellRing Brands, Inc.(NON)	1,828	137,722
Brink's Co. (The)	660	61,228
Brinker International, Inc.(NON)	106	14,023
Bunzl PLC (United Kingdom)	318	13,094
Cal-Maine Foods, Inc.	793	81,616
Cargurus, Inc.(NON)	1,864	68,111
Carlsberg A/S Class B (Denmark)	420	40,338
Chipotle Mexican Grill, Inc.(NON)	14,152	853,366
CK Hutchison Holdings, Ltd. (Hong Kong)	74,000	393,417
Coca-Cola Co. (The)	25,736	1,602,323
Coca-Cola Consolidated, Inc.	108	136,079
Coca-Cola Europacific Partners PLC (Spain)	4,661	358,011
Coca-Cola HBC AG (Italy)	5,656	193,220
Colgate-Palmolive Co.	4,748	431,641
Copart, Inc.(NON)	9,323	535,047
CoreCivic, Inc.(NON)	996	21,653
Costco Wholesale Corp.	389	356,429
Coursera, Inc.(NON)	7,814	66,419
Danone SA (France)	3,625	244,977
Dave & Buster's Entertainment, Inc.(NON)	351	10,246
DoorDash, Inc. Class A(NON)	12,500	2,096,876
El Pollo Loco Holdings, Inc.(NON)	888	10,248
Etsy, Inc.(NON)	2,611	138,096
EverQuote, Inc. Class A(NON)	2,171	43,398
GEO Group, Inc. (The)(NON)	443	12,395
Haleon PLC (United Kingdom)	64,041	301,963
Heidrick & Struggles International, Inc.	364	16,129
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	853	74,839
Hims & Hers Health, Inc.(NON)	1,187	28,702
Hudson Technologies, Inc.(NON)	2,232	12,455
Imperial Brands PLC (United Kingdom)	10,970	350,808
Ingles Markets, Inc. Class A	178	11,470
Ingredion, Inc.	900	123,804
ITOCHU Corp. (Japan)	6,000	295,046
Itron, Inc.(NON)	692	75,137
Kenvue, Inc.	9,598	204,917
Keurig Dr Pepper, Inc.	4,088	131,307
Koninklijke Ahold Delhaize NV (Netherlands)	9,503	309,977
Korn Ferry	571	38,514
L'Oreal SA (France)	84	29,736
Maplebear, Inc.(NON)	7,245	300,088
Marks & Spencer Group PLC (United Kingdom)	3,573	16,733
MediaAlpha, Inc. Class A(NON)	1,044	11,787
Mondelez International, Inc. Class A	14,363	857,902
Monster Beverage Corp.(NON)	2,623	137,865
Nestle SA (Switzerland)	1,405	115,271
Nissin Food Products Co., Ltd. (Japan)	3,700	89,386
PepsiCo, Inc.	872	132,596
Philip Morris International, Inc.	24,224	2,915,358
Procter & Gamble Co. (The)	6,821	1,143,541
Recruit Holdings Co., Ltd. (Japan)	6,600	458,752
Resideo Technologies, Inc.(NON)	2,423	55,850
Sally Beauty Holdings, Inc.(NON)	1,030	10,764
Sea, Ltd. ADR (Singapore)(NON)	908	96,339
Simply Good Foods Co. (The)(NON)	323	12,591
Sprouts Farmers Market, Inc.(NON)	860	109,280
Starbucks Corp.	6,791	619,679
Tesco PLC (United Kingdom)	138,657	637,732
Turning Point Brands, Inc.	545	32,755
Tyson Foods, Inc. Class A	2,118	121,658
Uber Technologies, Inc.(NON)	17,992	1,085,277
Unilever PLC (United Kingdom)	4,191	238,135
Upwork, Inc.(NON)	3,996	65,335
USANA Health Sciences, Inc.(NON)	332	11,915
WH Group, Ltd. (Hong Kong)	350,000	269,722
Yamazaki Baking Co., Ltd. (Japan)	5,400	100,546
ZipRecruiter, Inc. Class A(NON)	1,749	12,663

		19,985,029
Electronics (4.8%)
Allied Motion Technologies, Inc.	588	14,277
Ambarella, Inc.(NON)	987	71,794
Amphenol Corp. Class A	1,802	125,149
Analog Devices, Inc.	1,572	333,987
Atmus Filtration Technologies, Inc.	752	29,463
Broadcom, Inc.	23,482	5,444,067
CEVA, Inc.(NON)	565	17,826
Cirrus Logic, Inc.(NON)	1,238	123,280
EnerSys	690	63,777
ESCO Technologies, Inc.	92	12,255
Garmin, Ltd.	599	123,550
Hoya Corp. (Japan)	6,700	831,512
Impinj, Inc.(NON)	482	70,015
Monolithic Power Systems, Inc.	151	89,347
Nextracker, Inc. Class A(NON)	325	11,872
NVIDIA Corp.	118,452	15,906,920
NXP Semiconductors NV	2,515	522,743
Photronics, Inc.(NON)	484	11,403
Qorvo, Inc.(NON)	2,218	155,105
Qualcomm, Inc.	14,678	2,254,834
Rambus, Inc.(NON)	1,539	81,352
Samsung Electronics Co., Ltd. (Preference) (South Korea)	9,026	268,090
Sanmina Corp.(NON)	174	13,167
SCREEN Holdings Co., Ltd. (Japan)	400	23,615
Silicon Laboratories, Inc.(NON)	102	12,670
STMicroelectronics NV (France)	5,652	141,565
Thales SA (France)	1,755	252,010
Trimble Inc.(NON)	1,827	129,096
TTM Technologies, Inc.(NON)	1,877	46,456
Vicor Corp.(NON)	229	11,065
Vontier Corp.	8,493	309,740

		27,502,002
Energy (1.6%)
Alpha Metallurgical Resources, Inc.(NON)	260	52,031
Baker Hughes Co.	3,233	132,618
BP PLC (United Kingdom)	94,373	466,482
Cenovus Energy, Inc. (Canada)	8,518	129,123
Cheniere Energy, Inc.	657	141,170
ConocoPhillips	7,472	740,999
CONSOL Energy, Inc.	608	64,861
Coterra Energy, Inc.	5,140	131,276
DCC PLC (Ireland)	1,641	105,149
DNOW, Inc.(NON)	2,983	38,809
Eneos Holdings, Inc. (Japan)	45,500	238,700
Equinor ASA (Norway)	14,587	345,990
Exxon Mobil Corp.	19,397	2,086,536
Halliburton Co.	4,882	132,742
Helix Energy Solutions Group, Inc.(NON)	4,465	41,614
HF Sinclair Corp.	3,531	123,762
INPEX Corp. (Japan)	4,500	56,617
Kodiak Gas Services, Inc.	1,104	45,076
Marathon Petroleum Corp.	8,106	1,130,787
Murphy Oil Corp.	1,902	57,555
Norsk Hydro ASA (Norway)	9,532	52,432
NPK International, Inc.(NON)	1,547	11,865
Oceaneering International, Inc.(NON)	2,388	62,279
OMV AG (Austria)	2,399	93,037
PBF Energy, Inc. Class A	432	11,470
Peabody Energy Corp.	2,515	52,664
Phillips 66	1,099	125,209
Repsol SA (Spain)	5,222	63,541
Schlumberger, Ltd.	3,248	124,528
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	19,653	616,774
Shell PLC (London Exchange) (United Kingdom)	3,020	94,136
SM Energy Co.	707	27,403
SunCoke Energy, Inc.	1,766	18,896
TechnipFMC PLC (United Kingdom)	26,544	768,183
TotalEnergies SE (France)	1,470	81,901
Valero Energy Corp.	5,074	622,022
Weatherford International PLC	1,695	121,413

		9,209,650
Financials (7.9%)
3i Group PLC (United Kingdom)	8,562	381,122
AerCap Holdings NV (Ireland)	1,000	95,700
Affiliated Managers Group, Inc.	715	132,218
AIA Group, Ltd. (Hong Kong)	32,600	234,161
AIB Group PLC (Ireland)	33,753	186,651
Alexander & Baldwin, Inc.(R)	1,195	21,199
Allianz SE (Germany)	753	231,444
Allstate Corp. (The)	3,364	648,546
Ally Financial, Inc.	13,250	477,133
Amalgamated Financial Corp.	871	29,152
American Express Co.	580	172,138
American Healthcare REIT, Inc.(R)	442	12,562
American International Group, Inc.	10,119	736,663
Ameriprise Financial, Inc.	178	94,773
Ameris Bancorp	183	11,450
Annaly Capoital Management, Inc.(R)	3,445	63,044
Anywhere Real Estate, Inc.(NON)	5,532	18,256
Apollo Global Management, Inc.	5,223	862,631
Apple Hospitality REIT, Inc.(R)	788	12,096
Associated Banc-Corp.	523	12,500
AvalonBay Communities, Inc.(R)	636	139,901
AXA SA (France)	18,957	674,672
Axis Capital Holdings, Ltd.	1,567	138,868
Axos Financial, Inc.(NON)	988	69,012
Banco de Sabadell SA (Spain)	23,527	45,719
Banco Latinoamericano de Comercio Exterior SA (Panama)	476	16,931
Banco Santander SA (Spain)	85,286	394,554
Bank Hapoalim BM (Israel)	17,845	215,427
Bank Leumi Le-Israel BM (Israel)	14,330	170,489
Bank of America Corp.	41,657	1,830,825
Bank of Ireland Group PLC (Ireland)	13,683	124,781
Bank of New York Mellon Corp. (The)	13,356	1,026,141
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	747	27,303
Banner Corp.	172	11,484
Barclays PLC (United Kingdom)	138,261	462,510
Berkshire Hathaway, Inc. Class B(NON)	1,086	492,262
Berkshire Hills Bancorp, Inc.	632	17,968
BlackRock, Inc.	146	149,666
BNP Paribas SA (France)	1,756	107,813
Bread Financial Holdings, Inc.	1,172	71,562
BrightSpire Capital, Inc.(R)	3,558	20,067
Brixmor Property Group, Inc.(R)	5,350	148,944
Broadstone Net Lease, Inc.(R)	709	11,245
Capital One Financial Corp.	7,438	1,326,345
CareTrust REIT, Inc.(R)	2,498	67,571
Cathay General Bancorp	1,493	71,082
CBRE Group, Inc. Class A(NON)	4,257	558,901
Central Pacific Financial Corp.	789	22,920
Charles Schwab Corp. (The)	11,349	839,939
Chimera Investment Corp.(R)	907	12,698
Chubb, Ltd.	474	130,966
Citigroup, Inc.	50,410	3,548,360
Citizens Financial Group, Inc.	3,086	135,043
CME Group, Inc.	3,287	763,340
CNO Financial Group, Inc.	2,023	75,276
Commonwealth Bank of Australia (Australia)	325	30,752
COPT Defense Properties(R)	375	11,606
Corebridge Financial, Inc.	15,650	468,405
CoStar Group, Inc.(NON)	3,132	224,220
Covivio (France)(R)	343	17,384
Credit Agricole SA (France)	4,999	68,784
CrossFirst Bankshares, Inc.(NON)	1,183	17,922
Curbline Properties Corp.(NON)(R)	1,329	30,859
Cushman & Wakefield PLC(NON)	4,990	65,269
Customers Bancorp, Inc.(NON)	1,054	51,309
DBS Group Holdings, Ltd. (Singapore)	8,870	284,243
Deutsche Boerse AG (Germany)	2,061	474,764
Eagle Bancorp, Inc.	421	10,959
Empire State Realty Trust, Inc. Class A(R)	1,134	11,703
Enova International, Inc.(NON)	715	68,554
Enstar Group, Ltd.(NON)	219	70,529
Enterprise Financial Services Corp.	689	38,860
Equitable Holdings, Inc.	12,869	607,031
Equity Lifestyle Properties, Inc.(R)	2,000	133,200
Equity Residential(R)	1,575	113,022
Erste Group Bank AG (Czech Republic)	4,060	251,298
Essent Group, Ltd.	228	12,412
Essex Property Trust, Inc.(R)	1,072	305,992
Eurazeo SE (France)	500	37,295
Euronext NV (France)	4,796	538,049
Evercore, Inc. Class A	459	127,230
Everest Group, Ltd.	358	129,761
Exor NV (Netherlands)	1,679	153,924
FB Financial Corp.	595	30,648
Fidelis Insurance Holdings, Ltd. (United Kingdom)	820	14,867
First BanCorp/Puerto Rico (Puerto Rico)	3,246	60,343
First Busey Corp.	465	10,960
First Financial Corp./IN	245	11,317
First Horizon Corp.	6,477	130,447
First Industrial Realty Trust, Inc.(R)	2,610	130,839
FTAI Aviation, Ltd.	78	11,235
Futu Holdings, Ltd. (Hong Kong)(NON)	300	23,997
Gaming and Leisure Properties, Inc.(R)	8,831	425,301
Genworth Financial, Inc. Class A(NON)	9,772	68,306
Globe Life, Inc.	1,571	175,198
Goldman Sachs Group, Inc. (The)	2,049	1,173,299
Hamilton Insurance Group, Ltd. Class B (Bermuda)(NON)	2,640	50,239
Hancock Whitney Corp.	1,405	76,882
Hanmi Financial Corp.	843	19,912
Heritage Commerce Corp.	1,237	11,603
Heritage Insurance Holdings, Inc.(NON)	1,228	14,859
Hilltop Holdings, Inc.	1,495	42,802
Hope Bancorp, Inc.	2,329	28,623
Horace Mann Educators Corp.	750	29,423
HSBC Holdings PLC (United Kingdom)	45,210	444,102
Independent Bank Corp./MI	396	13,793
Industrial Logistics Properties Trust(R)	2,238	8,169
Intercontinental Exchange, Inc.	840	125,168
Intesa Sanpaolo SpA (Italy)	67,267	269,795
Investor AB Class B (Sweden)	13,713	363,215
Invitation Homes, Inc.(R)	4,315	137,951
Jackson Financial, Inc. Class A	969	84,381
Japan Exchange Group, Inc. (Japan)	24,800	275,167
Jones Lang LaSalle, Inc.(NON)	485	122,773
JPMorgan Chase & Co.	3,502	839,465
KeyCorp	7,756	132,938
Kite Realty Group Trust(R)	1,386	34,983
Klepierre SA (France)(R)	1,544	44,466
Ladder Capital Corp.(R)	1,073	12,007
LendingClub Corp.(NON)	1,410	22,828
Lloyds Banking Group PLC (United Kingdom)	478,919	327,067
London Stock Exchange Group PLC (United Kingdom)	3,933	555,162
Macerich Co. (The)(R)	322	6,414
Marsh & McLennan Cos., Inc.	662	140,615
Merchants Bancorp/IN	630	22,976
Mercury General Corp.	168	11,169
MetLife, Inc.	15,450	1,265,046
Metropolitan Bank Holding Corp.(NON)	245	14,308
MFA Financial, Inc.(R)	1,090	11,107
MGIC Investment Corp.	5,210	123,529
Mid-America Apartment Communities, Inc.(R)	909	140,504
Mitsubishi UFJ Financial Group, Inc. (Japan)	61,300	715,659
Mizrahi Tefahot Bank, Ltd. (Israel)	1,828	79,132
Morgan Stanley	1,039	130,623
Mr. Cooper Group, Inc.(NON)	875	84,009
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	804	405,668
Nasdaq, Inc.	4,396	339,855
National Bank Holdings Corp. Class A	316	13,607
National Health Investors, Inc.(R)	83	5,752
NatWest Group PLC (United Kingdom)	87,890	440,439
Navient Corp.	772	10,260
NexPoint Residential Trust, Inc.(R)	367	15,322
NMI Holdings, Inc. Class A(NON)	1,133	41,649
NN Group NV (Netherlands)	2,982	130,041
Nomura Holdings, Inc. (Japan)	42,100	244,257
Nordea Bank ABP (Finland)	3,476	37,865
Northern Trust Corp.	1,176	120,540
OceanFirst Financial Corp.	1,249	22,607
OFG Bancorp (Puerto Rico)	951	40,246
OneMain Holdings, Inc.	1,309	68,238
Outfront Media, Inc.(R)	3,837	68,068
Pacific Premier Bancorp, Inc.	866	21,581
Pathward Financial, Inc.	806	59,305
PennyMac Financial Services, Inc.	658	67,208
PNC Financial Services Group, Inc. (The)	5,124	988,164
Popular, Inc. (Puerto Rico)	1,421	133,659
Preferred Bank/Los Angeles CA	376	32,479
Primerica, Inc.	483	131,096
Principal Financial Group, Inc.	1,738	134,539
Progressive Corp. (The)	571	136,817
Prudential Financial, Inc.	1,103	130,739
Prudential PLC (United Kingdom)	41,039	325,686
Public Storage(R)	467	139,838
QBE Insurance Group, Ltd. (Australia)	4,458	52,943
Rakuten Bank, Ltd. (Japan)(NON)	3,900	108,867
Reinsurance Group of America, Inc.	751	160,436
Renasant Corp.	431	15,408
RLI Corp.	811	133,677
RLJ Lodging Trust(R)	5,055	51,612
Robinhood Markets, Inc. Class A(NON)	11,535	429,794
Sandy Spring Bancorp, Inc.	456	15,372
SBI Holdings, Inc. (Japan)	5,200	130,604
Sekisui Chemical Co., Ltd. (Japan)	4,100	70,201
Sekisui House, Ltd. (Japan)	5,900	140,680
Simmons First National Corp. Class A	1,658	36,774
Simon Property Group, Inc.(R)	7,422	1,278,143
SITE Centers Corp.(R)	4,172	63,790
SLM Corp.	5,243	144,602
State Street Corp.	7,664	752,221
Stifel Financial Corp.	1,217	129,099
StoneX Group, Inc.(NON)	726	71,126
Sumitomo Mitsui Financial Group, Inc. (Japan)	18,100	434,404
Sun Communities, Inc.(R)	1,085	133,422
Sunstone Hotel Investors, Inc.(R)	1,627	19,264
Synchrony Financial	2,808	182,520
Talanx AG (Germany)	954	81,139
Tanger, Inc.(R)	373	12,730
Taylor Morrison Home Corp.(NON)	1,278	78,226
Third Coast Bancshares, Inc.(NON)	353	11,984
Tokio Marine Holdings, Inc. (Japan)	1,800	64,599
Towne Bank/Portsmouth VA	338	11,512
TPG RE Finance Trust, Inc.(R)	2,599	22,092
Travelers Cos., Inc. (The)	546	131,526
Truist Financial Corp.	2,876	124,761
Trustmark Corp.	329	11,637
UBS Group AG (Switzerland)	3,441	105,352
UniCredit SpA (Italy)	9,420	377,255
Universal Insurance Holdings, Inc.	634	13,352
Univest Financial Corp.	515	15,198
Unum Group	4,355	318,046
Urban Edge Properties(R)	3,072	66,048
Veritex Holdings, Inc.	1,758	47,747
VICI Properties, Inc.(R)	4,320	126,187
Virtu Financial, Inc. Class A	3,956	141,150
Virtus Investment Partners, Inc.	197	43,454
Visa, Inc. Class A	4,422	1,397,529
Vornado Realty Trust(R)	13,540	569,222
Webster Financial Corp.	2,238	123,582
Wells Fargo & Co.	2,286	160,569
Westamerica Bancorp	224	11,751
Willis Towers Watson PLC	439	137,512
WSFS Financial Corp.	255	13,548
Xenia Hotels & Resorts, Inc.(R)	377	5,602
Zions Bancorp NA	2,594	140,725
Zurich Insurance Group AG (Switzerland)	421	250,396

		45,283,896
Health care (5.6%)
Abbott Laboratories	4,842	547,679
AbbVie, Inc.	12,489	2,219,295
ACADIA Pharmaceuticals, Inc.(NON)	3,783	69,418
ACELYRIN, Inc.(NON)	2,691	8,450
Addus HomeCare Corp.(NON)	113	14,165
ADMA Biologics, Inc.(NON)	1,651	28,315
Agilent Technologies, Inc.	1,000	134,340
Agios Pharmaceuticals, Inc.(NON)	1,490	48,961
Alkermes PLC(NON)	375	10,785
Alnylam Pharmaceuticals, Inc.(NON)	557	131,068
Amgen, Inc.	521	135,793
AngioDynamics, Inc.(NON)	1,385	12,687
Arcellx, Inc.(NON)	741	56,827
Arcturus Therapeutics Holdings, Inc.(NON)	2,453	41,627
Argenx SE (Netherlands)(NON)	396	244,614
AstraZeneca PLC (United Kingdom)	4,933	643,162
AstraZeneca PLC (Rights) (United Kingdom)(F)	440	1,346
AstraZeneca PLC ADR (United Kingdom)	9,829	643,996
AstraZeneca PLC CVR (Rights) (United Kingdom)(F)	687	206
AtriCure, Inc.(NON)	354	10,818
Avanos Medical, Inc.(NON)	685	10,905
Axogen, Inc.(NON)	1,402	23,105
Becton, Dickinson and Co.	656	148,827
BioCryst Pharmaceuticals, Inc.(NON)	2,977	22,387
Biohaven, Ltd.(NON)	1,421	53,074
bioMerieux (France)	630	67,429
Bioventus, Inc. Class A(NON)	1,732	18,186
Blueprint Medicines Corp.(NON)	131	11,426
Boston Scientific Corp.(NON)	17,148	1,531,659
Bristol-Myers Squibb Co.	11,662	659,603
Cardinal Health, Inc.	1,005	118,861
CareDx, Inc.(NON)	1,842	39,437
Castle Biosciences, Inc.(NON)	1,776	47,330
Catalyst Pharmaceuticals, Inc.(NON)	768	16,028
Chugai Pharmaceutical Co., Ltd. (Japan)	3,800	167,508
Cigna Group (The)	7,087	1,957,004
Concentra Group Holdings Parent, Inc.	554	10,958
Cooper Cos., Inc. (The)(NON)	1,405	129,162
Corcept Therapeutics, Inc.(NON)	1,407	70,899
CSL, Ltd. (Australia)	377	65,768
Daiichi Sankyo Co., Ltd. (Japan)	13,800	377,613
Danaher Corp.	2,561	587,877
Demant A/S (Denmark)(NON)	2,487	91,537
Denali Therapeutics, Inc.(NON)	480	9,782
Dexcom, Inc.(NON)	1,813	140,997
Dyne Therapeutics, Inc.(NON)	409	9,636
Edwards Lifesciences Corp.(NON)	2,064	152,798
Eli Lilly and Co.	4,840	3,736,480
Exelixis, Inc.(NON)	4,336	144,389
Fate Therapeutics, Inc.(NON)	4,875	8,044
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	1,469	31,573
Fresenius SE & Co. KGaA (Germany)(NON)	3,721	129,159
FUJIFILM Holdings Corp. (Japan)	6,500	134,483
Glaukos Corp.(NON)	182	27,289
GSK PLC (United Kingdom)	17,308	291,939
Guardant Health, Inc.(NON)	440	13,442
HCA Healthcare, Inc.	530	159,080
Health Catalyst, Inc.(NON)	1,949	13,779
HealthEquity, Inc.(NON)	126	12,090
Hologic, Inc.(NON)	1,119	80,669
Humacyte, Inc.(NON)	13,014	65,721
IDEXX Laboratories, Inc.(NON)	863	356,799
ImmunityBio, Inc.(NON)	2,633	6,740
Inari Medical, Inc.(NON)	276	14,090
Incyte Corp.(NON)	1,813	125,224
Insmed, Inc.(NON)	1,516	104,665
Insulet Corp.(NON)	474	123,747
Intuitive Surgical, Inc.(NON)	2,167	1,131,087
Ipsen SA (France)	750	85,966
Ironwood Pharmaceuticals, Inc.(NON)	8,290	36,725
Johnson & Johnson	2,219	320,912
Keros Therapeutics, Inc.(NON)	346	5,477
Kiniksa Pharmaceuticals International PLC(NON)	1,063	21,026
Kymera Therapeutics, Inc.(NON)	282	11,345
Lantheus Holdings, Inc.(NON)	819	73,268
LivaNova PLC (United Kingdom)(NON)	859	39,780
Lonza Group AG (Switzerland)	1,156	682,315
McKesson Corp.	1,833	1,044,645
Medpace Holdings, Inc.(NON)	417	138,540
Medtronic PLC	10,779	861,027
Merck & Co., Inc.	20,457	2,035,063
Merck KGaA (Germany)	124	18,045
Natera, Inc.(NON)	993	157,192
Neurocrine Biosciences, Inc.(NON)	1,195	163,118
Novartis AG (Switzerland)	6,644	646,841
Novo Nordisk A/S Class B (Denmark)	10,249	884,303
Novocure, Ltd. (Jersey)(NON)	2,593	77,271
Nurix Therapeutics, Inc.(NON)	2,482	46,761
Olympus Corp. (Japan)	4,800	71,665
Omega Healthcare Investors, Inc.	3,518	133,156
Option Care Health, Inc.(NON)	1,287	29,858
OraSure Technologies, Inc.(NON)	4,198	15,155
Otsuka Holdings Company, Ltd. (Japan)	3,200	174,080
Pfizer, Inc.	5,225	138,619
Poseida Therapeutics, Inc.(NON)	660	6,336
Protagonist Therapeutics, Inc.(NON)	1,512	58,363
PTC Therapeutics, Inc.(NON)	1,611	72,721
Pulse Biosciences, Inc.(NON)	675	11,752
QIAGEN NV (Netherlands)	2,958	131,720
Regeneron Pharmaceuticals, Inc.(NON)	1,524	1,085,591
Roche Holding AG (Switzerland)	1,845	515,874
RxSight, Inc.(NON)	1,042	35,824
Sabra Health Care REIT, Inc.(R)	675	11,691
Sandoz Group AG (Switzerland)	4,601	188,607
Sanofi SA (France)	6,812	662,200
Schrodinger, Inc.(NON)	588	11,343
Select Medical Holdings Corp.	1,892	35,664
Sonova Holding AG (Switzerland)	169	55,265
Summit Therapeutics, Inc.(NON)	3,371	60,156
Sutro Biopharma, Inc.(NON)	2,734	5,031
Tango Therapeutics, Inc.(NON)	3,708	11,458
Teladoc Health, Inc.(NON)	6,475	58,858
Tenet Healthcare Corp.(NON)	1,079	136,202
TG Therapeutics, Inc.(NON)	506	15,231
Thermo Fisher Scientific, Inc.	1,912	994,679
UnitedHealth Group, Inc.	2,913	1,473,570
Universal Health Services, Inc. Class B	730	130,977
Wave Life Sciences, Ltd.(NON)	1,268	15,685
Xencor, Inc.(NON)	2,333	53,612
Y-mAbs Therapeutics, Inc.(NON)	880	6,890
Zentalis Pharmaceuticals, Inc.(NON)	3,205	9,711

		32,021,001
Semiconductor (0.4%)
Applied Materials, Inc.	1,942	315,827
ASML Holding NV (Netherlands)	1,767	1,237,668
Disco Corp. (Japan)	500	132,639
KLA Corp.	173	109,011
Lam Research Corp.	1,967	142,076
MaxLinear, Inc.(NON)	831	16,437
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6,000	195,000

		2,148,658
Software (4.1%)
Adobe, Inc.(NON)	3,121	1,387,846
AppLovin Corp. Class A(NON)	819	265,216
Atlassian Corp. Class A(NON)	981	238,756
Autodesk, Inc.(NON)	624	184,436
Blackline, Inc.(NON)	525	31,899
Cadence Design Systems, Inc.(NON)	3,833	1,151,663
Domo, Inc. Class B(NON)	1,611	11,406
Guidewire Software, Inc.(NON)	800	134,864
Intuit, Inc.	211	132,614
Manhattan Associates, Inc.(NON)	535	144,578
Microsoft Corp.	36,062	15,200,134
Nexon Co., Ltd. (Japan)	2,000	29,751
Oracle Corp.	14,449	2,407,781
Pegasystems, Inc.	3,463	322,752
PROS Holdings, Inc.(NON)	882	19,369
ROBLOX Corp. Class A(NON)	2,462	142,451
SAP SE (Germany)	1,378	338,952
Shopify, Inc. Class A (Canada)(NON)	3,063	325,689
Veeva Systems, Inc. Class A(NON)	4,595	966,099
Workday, Inc. Class A(NON)	593	153,012

		23,589,268
Technology (0.1%)
CACI International, Inc. Class A(NON)	331	133,744
SoftBank Group Corp. (Japan)	3,100	177,152

		310,896
Technology services (3.5%)
Accenture PLC Class A	422	148,455
Alphabet, Inc. Class A	21,878	4,141,505
Alphabet, Inc. Class C	18,349	3,494,384
Capgemini SE (France)	1,316	214,939
DocuSign, Inc.(NON)	1,627	146,332
Fair Isaac Corp.(NON)	59	117,465
Fiserv, Inc.(NON)	670	137,631
Gartner, Inc.(NON)	263	127,416
HealthStream, Inc.	504	16,027
Integral Ad Science Holding Corp.(NON)	2,727	28,470
Leidos Holdings, Inc.	3,403	490,236
LY Corp. (Japan)	71,800	189,846
Maximus, Inc.	168	12,541
Meta Platforms, Inc. Class A	12,486	7,310,678
NEC Corp. (Japan)	500	42,789
Pinterest, Inc. Class A(NON)	4,408	127,832
Prosus NV (China)	7,395	293,765
Q2 Holdings, Inc.(NON)	321	32,309
Salesforce, Inc.	4,679	1,564,330
Scout24 SE (Germany)	590	52,061
Spotify Technology SA (Sweden)(NON)	1,375	615,148
Tencent Holdings, Ltd. (China)	3,800	202,817
Unisys Corp.(NON)	2,755	17,439
V2X, Inc.(NON)	112	5,357
VeriSign, Inc.(NON)	757	156,669
Western Union Co. (The)	12,194	129,256
Zebra Technologies Corp. Class A(NON)	333	128,611

		19,944,308
Transportation (1.1%)
A.P. Moeller-Maersck A/S Class B (Denmark)	113	188,005
Aena SME SA (Spain)	753	153,686
ArcBest Corp.	118	11,012
Arlo Technologies, Inc.(NON)	2,432	27,214
Canadian National Railway Co. (Canada)	3,382	343,435
Canadian Pacific Kansas City, Ltd. (Canada)	7,138	516,577
Costamare, Inc. (Monaco)	933	11,989
CSX Corp.	5,715	184,423
DHL Group (Germany)	4,715	166,451
FedEx Corp.	3,900	1,097,187
Hub Group, Inc. Class A	873	38,901
International Seaways, Inc.	555	19,947
Kirby Corp.(NON)	1,151	121,776
Matson, Inc.	535	72,139
Norfolk Southern Corp.	606	142,228
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	55,649	308,069
Ryanair Holdings PLC ADR (Ireland)	4,746	206,878
Safe Bulkers, Inc. (Monaco)	2,969	10,599
Scorpio Tankers, Inc.	1,454	72,249
SITC International Holdings Co., Ltd. (Hong Kong)	16,000	42,428
SkyWest, Inc.(NON)	744	74,497
Southwest Airlines Co.	26,058	876,070
Sun Country Airlines Holdings, Inc.(NON)	1,497	21,826
Teekay Corp., Ltd. (Bermuda)	5,390	37,353
Teekay Tankers,. Ltd. Class A (Canada)	1,497	59,566
Union Pacific Corp.	4,111	937,472
United Parcel Service, Inc. Class B	1,059	133,540
Westinghouse Air Brake Technologies Corp.	717	135,936

		6,011,453
Utilities and power (1.3%)
AES Corp. (The)	10,094	129,910
ALLETE, Inc.	1,035	67,068
American Electric Power Co., Inc.	1,547	142,680
American States Water Co.	153	11,891
Black Hills Corp.	1,004	58,754
California Water Service Group	298	13,508
Constellation Energy Corp.	602	134,673
Dominion Energy, Inc.	2,692	144,991
Duke Energy Corp.	1,418	152,775
E.ON SE (Germany)	14,567	169,677
Edison International	1,724	137,644
ENGIE SA (France)	21,409	339,534
Eni SpA (Italy)	4,236	57,941
Eversource Energy	2,408	138,291
Exelon Corp.	22,323	840,238
Iberdrola SA (Spain)	62,433	860,340
Kansai Electric Power Co., Inc. (The) (Japan)	8,700	96,430
National Fuel Gas co.	2,362	143,326
New Jersey Resources Corp.	493	22,998
NextEra Energy, Inc.	10,966	786,153
Northwest Natural Holding Co.	324	12,817
NRG Energy, Inc.	10,396	937,928
Otter Tail Corp.	166	12,257
PG&E Corp.	17,072	344,513
PNM Resources, Inc.	242	11,899
Portland General Electric Co.	437	19,062
PPL Corp.	16,907	548,801
RWE AG (Germany)	1,833	54,740
SJW Group	289	14,225
Unitil Corp.	212	11,488
Vistra Corp.	7,291	1,005,210

		7,421,762

Total common stocks (cost $186,700,890)		$303,494,573

CORPORATE BONDS AND NOTES (22.3%)(a)
		Principal amount	Value
Basic materials (1.5%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$128,181
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		35,000	35,604
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		75,000	77,252
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		15,000	14,181
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		25,000	23,837
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		120,000	119,045
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		30,000	29,624
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		60,000	61,547
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	136,303
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	37,983
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	84,081
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	90,755
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	44,785
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	44,201
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	39,527
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		228,000	231,700
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		115,000	117,416
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		590,000	598,988
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		184,000	172,242
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		45,000	46,943
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		470,000	414,814
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		238,000	235,853
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		75,000	73,754
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		65,000	63,918
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	31,379
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		85,000	78,203
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	105,000	103,563
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$45,000	39,627
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		196,000	193,989
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	64,264
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		75,000	74,710
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	184,409
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		414,000	359,103
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	80,388
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		156,000	130,143
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	253,908
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		175,000	172,686
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		308,000	301,411
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		61,000	40,000
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		108,000	91,769
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	82,234
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$110,000	113,251
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	71,132
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		80,000	81,717
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	73,570
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		40,000	43,108
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	310,790
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		55,000	55,292
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	17,242
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	64,689
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		95,000	87,676
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		404,000	358,333
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		107,000	103,863
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	45,006
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		65,000	68,780
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		80,000	75,347
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		130,000	123,566
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		70,000	73,620
Standard Industries Solutions, Inc./NY 144A sr. unsec. notes 6.50%, 8/15/32		90,000	90,222
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		90,000	86,847
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		35,000	34,060
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		100,000	91,929
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		488,000	304,051
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		243,000	164,026
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		427,000	484,842
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		99,000	111,771
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	27,854
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		50,000	46,042

			8,412,946
Capital goods (1.3%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		75,000	76,730
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	88,560
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$200,000	210,452
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		13,000	13,131
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		14,000	13,955
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		154,000	144,250
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		30,000	28,577
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		41,000	36,640
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		153,000	145,946
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		835,000	810,252
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		35,000	32,272
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		108,000	69,616
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		65,000	67,990
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		120,000	124,448
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27		79,000	80,901
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		95,000	98,266
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		19,000	19,041
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		20,000	20,370
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		10,000	10,325
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	64,571
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		110,000	114,502
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		25,000	26,894
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,285
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	130,000	134,822
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$50,000	50,382
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		245,000	246,498
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		45,000	36,499
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		260,000	258,784
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		80,000	76,896
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,703
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		80,000	79,230
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		80,000	74,632
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31		135,000	132,465
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		328,000	305,166
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		336,000	284,339
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	192,204
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	37,899
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		145,000	137,074
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		60,000	61,576
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	138,273
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		182,000	161,764
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	97,447
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		665,000	668,963
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,709
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		55,000	57,585
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		151,000	139,283
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		69,000	68,450
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		322,000	313,591
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28		55,000	52,198
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		110,000	121,864
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		25,000	26,794
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		45,000	42,891
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32		60,000	58,886
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	103,966
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,378
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity		90,000	88,277
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		60,000	60,935
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		60,000	60,617
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		70,000	68,359
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		48,000	42,033
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		306,000	289,693
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		147,000	147,759
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		85,000	86,498
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		20,000	20,292

			7,409,648
Communication services (2.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		462,000	399,145
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		263,000	236,991
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		526,000	505,344
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		396,000	384,055
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,258,000	846,925
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		50,000	48,934
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		573,000	461,763
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		440,000	382,462
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		270,000	258,466
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		200,000	182,864
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		65,000	56,728
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		80,000	70,304
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		352,000	310,536
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		487,000	366,329
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		48,000	47,960
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		261,000	163,207
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		137,000	77,387
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		123,000	84,290
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		206,000	156,090
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)		200,000	182,411
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		281,000	270,529
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		395,000	383,158
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		219,000	207,055
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		128,000	125,999
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		135,000	156,950
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30		30,000	29,556
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		80,000	78,029
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		55,000	50,095
EchoStar Corp. company guaranty sr. sub. notes 10.75%, 11/30/29		80,000	86,109
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		123,000	113,158
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		986,000	952,512
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		60,000	63,463
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		55,000	54,868
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		77,000	84,238
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		270,000	268,390
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		141,000	149,778
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		810,000	673,231
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		12,000	11,298
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		547,000	534,553
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		70,000	61,598
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		4,000	4,024
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		324,000	324,237
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		155,000	144,784
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		303,000	323,682
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		855,000	725,527
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		602,000	408,699
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		300,000	278,098
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		966,000	946,571
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		181,000	166,495
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)		200,000	212,753

			13,111,628
Consumer cyclicals (2.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		296,000	286,147
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		198,000	178,589
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		95,000	97,216
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	47,951
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		50,000	45,400
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		60,800	54,004
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		215,000	223,637
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		140,000	143,445
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		45,000	44,555
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		405,000	356,930
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		160,000	148,134
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		15,000	15,080
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		110,000	112,121
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32		40,000	38,604
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		135,000	126,504
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		75,000	71,950
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		20,000	20,820
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		30,000	32,071
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		140,000	139,794
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	53,306
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28(PIK)		60,159	64,292
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		85,000	83,480
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		50,000	48,806
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		110,000	113,343
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		120,000	108,414
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	46,427
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		55,000	53,138
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		650,000	612,092
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		130,000	130,336
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		180,000	180,959
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		90,000	79,451
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		35,000	33,194
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		80,000	42,754
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		90,000	92,213
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		110,000	117,396
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		228,000	239,619
Home Depot, Inc. (The) sr. unsec. unsub. bonds 5.30%, 6/25/54		120,000	115,066
Home Depot, Inc. (The) sr. unsec. unsub. notes 4.95%, 6/25/34		120,000	118,450
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		132,000	134,066
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		404,000	404,025
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		17,000	17,770
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		48,000	48,009
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)		200,000	199,592
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		55,000	53,415
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		380,000	396,794
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		98,000	98,589
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		744,000	738,602
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		155,000	154,483
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		65,000	59,855
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	131,504
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		95,000	99,709
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,461
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		120,000	122,605
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	50,595
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	19,606
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		95,000	97,345
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		55,000	53,762
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		105,000	105,131
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		65,000	61,560
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		589,000	489,672
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		65,000	63,627
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	31,633
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		45,000	47,288
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34		85,000	83,287
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	426,024
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$45,000	46,656
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		355,000	362,081
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		57,000	53,844
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	74,279
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		50,000	46,676
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		75,000	78,459
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		55,000	53,567
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		295,000	278,653
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		112,000	107,221
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		80,000	78,819
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	100,000	124,556
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		$90,000	89,610
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,191
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		130,000	129,785
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		55,000	54,137
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		60,000	59,985
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,637
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		120,000	121,989
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		65,000	58,441
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		118,000	97,666
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	71,835
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	89,196
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		105,000	87,993
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		75,000	69,184
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		85,000	86,904
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		35,000	35,501
Specialty Building Products Holdings, LLC/ SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		40,000	40,733
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	101,616
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$40,000	34,329
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	64,189
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		55,000	54,709
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		60,000	53,798
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		325,000	266,931
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	186,594
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		100,000	100,031
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	30,251
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	57,538
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	34,797
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		128,000	125,103
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		25,000	26,956
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	86,108
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,195
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		233,000	296,390
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		535,000	471,588
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	370,987
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		30,000	28,739
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	134,192
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		55,000	52,719
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		145,000	151,107

			13,911,162
Consumer staples (0.7%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	71,619
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		30,000	30,135
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		122,000	118,665
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	170,589
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	673,505
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	109,041
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$15,000	13,832
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29		25,000	26,500
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	82,827
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	45,776
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		70,000	66,772
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	100,000	99,929
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$30,000	27,893
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		70,000	72,701
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		50,000	52,315
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		93,000	79,637
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46		300,000	244,800
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		228,000	258,023
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		111,000	108,191
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	96,956
Gates Corp. (The) 144A sr. unsec. notes 6.875%, 7/1/29		10,000	10,185
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		40,000	40,541
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		100,000	99,115
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		82,000	74,863
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		150,000	139,340
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		299,000	294,240
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		54,000	50,102
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31		73,000	71,261
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		189,000	180,146
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30		407,000	409,274
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31		200,000	195,689
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34		60,000	59,606
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		20,000	20,723
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33		60,000	58,458
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29		60,000	60,120

			4,213,369
Energy (1.2%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29		225,000	221,186
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		870,000	842,908
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		175,000	177,056
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		10,000	10,482
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		45,000	46,792
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		90,000	93,941
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		100,000	102,969
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)		25,000	25,383
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		50,000	56,440
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		145,000	148,097
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31		60,000	63,363
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30		65,000	63,605
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 2/1/29		135,000	133,082
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		65,000	63,154
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		55,000	53,535
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		35,000	35,372
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		60,000	59,845
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		430,000	419,130
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		80,000	78,804
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29		115,000	110,797
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33		125,000	121,453
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		90,000	89,134
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31		120,000	111,550
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		70,000	69,982
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		180,000	178,172
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		97,000	103,885
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		253,000	276,779
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31		475,000	459,679
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		149,000	151,137
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		55,000	53,880
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		280,000	236,679
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		98,000	85,330
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		33,000	33,136
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		45,000	44,646
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		105,000	98,146
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		80,000	82,663
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	60,035
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32		125,000	123,362
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		282,000	275,561
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		260,000	251,227
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		18,154	18,651
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		45,000	45,171
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		45,000	45,964
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38		75,000	61,527
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		34,000	35,211
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		70,000	64,363
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54		85,000	89,006
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		70,000	76,853
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		75,000	82,942
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		105,000	109,616
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		40,000	41,642
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		105,000	110,010
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		30,000	29,722
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		95,000	91,500
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		20,000	19,927

			6,634,482
Financials (7.6%)
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)		300,000	299,477
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	199,400
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		90,000	92,769
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		90,000	94,222
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27		210,000	211,940
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		759,000	661,603
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		450,000	436,753
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		175,000	157,962
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		234,000	230,226
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		45,000	46,142
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		736,000	679,997
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		305,000	305,183
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		115,000	115,575
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32		25,000	25,261
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29		105,000	101,388
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		367,000	406,234
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		263,000	261,293
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		172,000	153,102
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28		170,000	171,010
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		85,000	73,855
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		270,000	256,940
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		253,000	242,084
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		110,000	114,037
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		204,000	201,781
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		25,000	27,335
Athene Global Funding 144A notes 5.526%, 7/11/31		105,000	105,305
Athene Global Funding 144A notes 5.349%, 7/9/27		245,000	247,467
Athene Global Funding 144A notes 1.985%, 8/19/28		547,000	489,285
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	203,207
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	195,245
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,192,512
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	399,766
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		204,000	203,967
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,690,000	1,611,634
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		572,000	503,153
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,133,000	1,004,318
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.38%, 9/15/26		83,000	83,138
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		722,000	748,534
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		245,000	240,569
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		500,000	314,091
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		117,000	101,362
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		170,000	137,122
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27		88,000	84,270
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		285,000	239,149
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	197,923
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		410,000	413,247
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		295,000	294,484
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		200,000	202,027
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,178,000	951,730
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,792,000	1,736,295
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		408,000	400,036
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		214,000	188,294
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		512,000	505,241
CNO Global Funding 144A notes 4.95%, 9/9/29		315,000	312,396
CNO Global Funding 144A notes 4.875%, 12/10/27		120,000	119,507
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		718,000	693,482
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		239,000	228,292
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29		130,000	130,803
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		90,000	95,303
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	399,453
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		60,000	63,176
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		643,000	638,901
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		647,000	666,174
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		85,000	92,527
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		90,000	90,110
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29		264,000	260,201
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		25,000	25,805
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		246,000	211,453
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		84,000	84,058
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,677,000	1,632,626
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		85,000	87,195
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		490,000	397,068
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		190,000	150,523
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		98,000	96,463
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)		400,000	383,139
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32		110,000	109,054
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25		185,000	185,090
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		100,000	106,361
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		35,000	36,988
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		75,000	81,214
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		252,000	251,505
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47		228,000	216,823
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		305,000	312,223
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,887,000	1,833,483
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		1,005,000	1,026,844
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		207,000	189,429
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		75,000	72,376
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	293,478
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		183,000	192,278
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)		71,000	69,575
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		15,000	15,544
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		10,000	10,297
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		236,000	211,923
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	420,877
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		305,000	305,898
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,758,000	1,695,963
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		507,000	497,012
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		110,000	111,610
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		43,000	43,403
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		75,000	76,042
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		140,000	133,962
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		186,000	154,020
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		70,000	71,921
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31		75,000	76,495
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		20,000	20,263
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		110,000	105,845
PHH Escrow Issuer, LLC 144A sr. unsec. notes 9.875%, 11/1/29		170,000	170,938
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		825,000	777,105
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		150,000	155,547
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		149,000	130,380
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		66,000	62,552
Protective Life Global Funding 144A 5.467%, 12/8/28		195,000	198,425
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		20,000	20,637
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		90,000	90,528
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		629,000	611,573
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29		390,000	380,553
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		390,000	388,574
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30		150,000	151,378
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		389,000	390,017
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	299,610
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	1,077,209
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		250,000	240,342
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		754,000	610,887
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31(R)		290,000	283,082
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		374,000	371,118
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		149,000	144,672
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		2,203,000	1,931,853
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		155,000	157,412
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		260,000	259,544
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		147,000	104,718
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		25,000	25,113

			43,379,158
Health care (1.7%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		230,000	229,888
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		384,000	321,987
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		320,000	322,403
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		140,000	133,187
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		50,000	51,813
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		75,000	68,146
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		462,000	414,552
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		255,000	256,320
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		80,000	69,082
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	44,708
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	41,307
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		60,000	61,979
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		45,000	43,237
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		75,000	54,749
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		90,000	74,004
Concentra Escrow Issuer Corp. 144A sr. unsec.notes 6.875%, 7/15/32		70,000	71,555
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		60,000	60,351
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		35,000	34,406
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		122,000	105,594
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		19,840	19,953
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		170,081	157,792
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		185,000	186,642
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		208,000	147,481
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		75,000	76,226
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		166,000	150,390
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		40,000	42,431
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		165,000	169,137
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		200,000	198,202
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	215,000	201,801
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$84,000	83,236
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		75,000	71,583
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		280,000	279,540
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		510,000	449,638
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		254,000	258,942
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		200,000	203,429
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		86,000	85,733
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	189,147
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		80,000	74,153
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		45,000	43,471
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		532,000	412,379
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		876,000	719,494
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		100,000	93,710
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		702,000	682,397
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		76,000	75,349
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		375,000	307,900
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		235,000	234,602
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		55,000	48,163
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		190,000	186,246
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		75,000	70,479
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		120,000	119,204
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		215,000	210,152
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		419,000	336,728
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		346,000	324,530
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		130,000	124,645
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		99,000	85,227

			9,579,400
Technology (1.4%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		45,000	44,156
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		739,000	652,921
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		351,000	290,998
AppLovin Corp. sr. unsec. sub. notes 5.375%, 12/1/31		93,000	93,068
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29		71,000	70,855
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		34,000	34,166
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		161,000	162,271
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		468,000	460,802
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,240,000	1,194,550
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		80,000	80,330
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		66,000	53,194
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29		260,000	254,942
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		45,000	45,744
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		80,000	78,623
CommScope, Inc. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28		70,000	61,695
CommScope, LLC 144A company guaranty sr. notes 6.00%, 3/1/26		45,000	44,831
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		65,000	66,360
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		95,000	86,791
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		107,000	100,796
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		54,000	51,932
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		107,000	104,401
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29		392,000	382,257
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		80,000	75,930
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		195,000	189,636
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54		487,000	472,035
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		231,000	231,403
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		133,000	121,573
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		398,000	310,580
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		137,000	120,614
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		917,000	699,622
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		239,000	230,368
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		70,000	65,996
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		30,000	27,114
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		155,000	135,677
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		426,000	354,167
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		125,000	116,109
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		90,000	91,405
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		60,000	54,632

			7,712,544
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		70,000	69,473
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		52,500	52,372
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)		195,000	190,141
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		288,000	236,669
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		150,000	146,081
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		133,000	131,315
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29		300,000	299,098
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)		200,000	201,621
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		310,000	311,292
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		40,000	38,064
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32		105,000	108,334

			1,784,460
Utilities and power (1.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		158,000	152,257
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		316,000	263,511
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		140,000	141,506
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		462,000	451,633
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		110,000	93,433
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		60,000	56,466
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		172,000	179,813
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		160,000	133,996
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		155,000	158,135
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		446,000	346,323
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		551,000	529,326
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		211,000	228,743
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		241,000	230,331
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)		420,000	429,397
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		410,000	339,764
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		837,000	781,345
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		68,000	68,896
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		810,000	799,653
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		130,000	128,180
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		402,000	405,242
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		31,000	31,413
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		125,000	117,922
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		343,000	390,000
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		185,000	184,450
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		184,000	184,342
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34		80,000	78,531
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		70,000	77,387
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		91,000	87,549
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		463,000	356,215
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		61,000	56,925
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		575,000	595,450
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		235,000	238,944
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55		50,000	51,437
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		95,000	93,050
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		178,000	177,392
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		163,000	155,776
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34		75,000	73,957
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		195,000	199,026
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34		835,000	808,713
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		25,000	25,598
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		80,000	80,545
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		195,000	197,725
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		219,000	209,295
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		50,000	51,243
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		65,000	63,832
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		45,000	47,250
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34		174,000	165,806

			10,717,723

Total corporate bonds and notes (cost $134,066,726)			$126,866,520

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.0%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$266,147	$275,880
5.50%, TBA, 1/1/55	1,000,000	991,889
4.50%, TBA, 1/1/55	6,000,000	5,671,875
4.50%, 5/20/49	13,749	13,009
4.00%, TBA, 1/1/55	4,000,000	3,684,552
3.00%, TBA, 1/1/55	6,000,000	5,203,594
3.00%, with due dates from 8/20/49 to 1/20/54	14,619,854	12,731,811

		28,572,610
U.S. Government Agency Mortgage Obligations (14.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	148,025	151,459
4.00%, 9/1/45	111,864	105,023
2.50%, with due dates from 8/1/50 to 8/1/51	2,138,516	1,755,719
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,480,227	1,516,045
5.28%, 12/1/28	147,000	149,798
4.69%, 8/1/28	63,000	63,221
4.00%, 1/1/57	337,635	309,942
3.50%, with due dates from 6/1/56 to 2/1/57	2,336,603	2,065,780
3.50%, 4/1/52	1,174,108	1,050,050
3.00%, with due dates from 4/1/46 to 4/1/52	8,239,429	7,112,500
2.73%, 9/1/29	188,122	172,584
2.50%, with due dates from 7/1/50 to 8/1/51	15,038,777	12,399,717
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/55	5,000,000	5,103,906
5.50%, TBA, 1/1/55	2,000,000	1,973,810
5.00%, TBA, 1/1/55	16,000,000	15,443,693
3.50%, TBA, 1/1/55	8,000,000	7,076,584
2.50%, TBA, 1/1/55	17,000,000	13,848,359
2.50%, TBA, 1/1/40	10,000,000	9,082,031

		79,380,221

Total U.S. government and agency mortgage obligations (cost $115,959,056)		$107,952,831

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 8/15/32(i)	$122,000	$109,500
1.875%, 2/28/27(i)	9,000	8,621

Total U.S. treasury obligations (cost $118,121)		$118,121

MORTGAGE-BACKED SECURITIES (5.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 6.832%, 4/15/37	$23,231	$25,271
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 5.724%, 3/15/35	39,817	40,062
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.719%, 10/25/53	220,925	222,552
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,661,403	306,161
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,338,875	532,000
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,140,153	806,706
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	2,515,594	500,899
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,497,883	582,872
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,329,747	508,093
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	2,477,026	483,396
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,722,920	319,983
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.338%, 4/15/44	2,739,885	244,343
REMICs Ser. 3391, PO, zero %, 4/15/37	2,081	1,763
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	1,976,017	358,962
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	3,894,069	666,414
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	3,601,819	384,812
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,537,135	465,758
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	4,970	4,066
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	736	600
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 5.755%, 4/20/51(WAC)	296,241	302,553
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,601,790	538,249
FRB Ser. 16-H16, Class LI, IO, 2.82%, 7/20/66(WAC)	3,533,219	151,791
Ser. 15-H26, Class EI, IO, 1.738%, 10/20/65(WAC)	604,048	21,177

		7,468,483
Commercial mortgage-backed securities (1.8%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class AS, 6.096%, 6/15/36	284,000	284,406
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.936%, 5/15/53(WAC)	3,104,295	120,907
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 5.576%, 11/17/38 (Cayman Islands)	56,069	56,145
BANK FRB Ser. 19-BN20, Class XA, IO, 0.808%, 9/15/62(WAC)	3,708,465	115,251
Bank5 FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57(WAC)	3,734,587	193,763
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	121,000	104,058
FRB Ser. 19-C4, Class XA, IO, 1.519%, 8/15/52(WAC)	2,550,077	139,039
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	4,763,500	308,938
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.84%, 12/16/36 (Cayman Islands)	258,719	258,881
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	182,000	168,289
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	179,000	167,729
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	24,818	23,848
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	140,000	129,875
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.944%, 11/10/46(WAC)	68,017	63,344
FRB Ser. 14-CR17, Class C, 4.779%, 5/10/47(WAC)	217,000	198,979
FRB Ser. 14-CR20, Class C, 4.655%, 11/10/47(WAC)	386,975	366,252
FRB Ser. 15-LC21, Class B, 4.311%, 7/10/48(WAC)	289,000	285,615
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	123,796	121,468
FRB Ser. 15-LC19, Class C, 4.172%, 2/10/48(WAC)	370,000	354,936
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	172,848	165,275
Ser. 15-CR22, Class B, 3.926%, 3/10/48(WAC)	135,000	131,152
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	192,000	191,050
FRB Ser. 14-UBS4, Class XA, IO, 0.812%, 8/10/47(WAC)	740,929	7
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.944%, 11/10/46(WAC)	299,000	183,230
FRB Ser. 14-CR17, Class D, 4.843%, 5/10/47(WAC)	159,000	127,279
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.064%, 4/15/50(WAC)	233,000	208,573
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	255,000	245,339
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	264,000	255,999
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	382,607
FRB Ser. 20-C19, Class XA, IO, 1.089%, 3/15/53(WAC)	5,643,400	245,970
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.353%, 8/10/44(WAC)	410,829	385,059
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.956%, 10/25/48(WAC)	309,000	305,879
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 5.762%, 11/16/36 (Cayman Islands)	88,461	88,802
GS Mortgage Securities Trust FRB Ser. 19-GC38, Class XA, 1.007%, 2/10/52(WAC)	3,474,710	122,801
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class B, 4.536%, 2/15/47(WAC)	241,689	232,652
FRB Ser. 13-C12, Class C, 3.939%, 7/15/45(WAC)	166,528	157,277
FRB Ser. 14-C25, Class XA, IO, 0.544%, 11/15/47(WAC)	714,379	7
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class XA, IO, 1.157%, 4/15/46(WAC)	113,521	611
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.816%, 2/17/39	167,669	168,523
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	386,000	371,289
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48(WAC)	193,000	184,635
FRB Ser. 15-C22, Class C, 4.189%, 4/15/48(WAC)	234,000	201,510
FRB Ser. 13-C10, Class B, 3.981%, 7/15/46(WAC)	177,322	164,561
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.642%, 8/15/45(WAC)	314,000	306,208
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	183,000	177,611
Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	193,000	180,811
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, 6.662%, 6/17/37 (Bermuda)	107,218	108,102
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	27
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.973%, 12/15/50(WAC)	2,533,307	61,787
FRB Ser. 18-C8, Class XA, IO, 0.808%, 2/15/51(WAC)	5,413,628	116,729
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.59%, 6/16/36	9,471	9,388
Wells Fargo Commercial Mortgage Trust
Ser. 15-NXS1, Class AS, 3.406%, 5/15/48	171,000	169,431
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	202,525
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52(WAC)	3,331,914	183,464
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57(WAC)	4,410,700	179,702
FRB Ser. 16-LC25, Class XA, IO, 0.817%, 12/15/59(WAC)	3,842,947	46,161
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.833%, 7/15/46(WAC)	169,000	83,266
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.294%, 10/15/57(WAC)	93,000	84,586
FRB Ser. 13-C11, Class C, 4.007%, 3/15/45(WAC)	628,000	598,036
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default)(NON)(WAC)	171,704	57,117
FRB Ser. 13-C15, Class D, 4.186%, 8/15/46(WAC)	153,000	63,113

		10,609,874
Residential mortgage-backed securities (non-agency) (2.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.643%, 5/25/47	414,342	233,707
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69(STP)	143,361	142,330
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	30,204	29,291
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	50,929	48,007
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.053%, 9/25/45	41,793	38,581
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.569%, 8/25/69	158,925	157,974
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	250,000	235,620
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.17%, 5/25/35(WAC)	68,586	67,211
Countrywide Alternative Loan Trust
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.878%, 12/25/35	289,577	182,637
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.665%, 2/20/47	193,524	153,015
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	134,315	135,213
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 4.184%, 7/27/61(WAC)	124,427	124,158
Ser. 21-RPL4, Class A1, 4.10%, 12/27/60(WAC)	127,503	127,194
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.383%, 4/25/28	55,407	56,824
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.269%, 9/25/42	12,000	12,685
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.684%, 6/25/42	160,481	165,291
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.469%, 4/25/42	12,000	12,439
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.219%, 7/25/42	303,958	311,700
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.869%, 8/25/42	34,146	34,907
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.769%, 5/25/42	52,422	53,271
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.719%, 9/25/42	8,336	8,417
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.669%, 3/25/42	7,390	7,447
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.669%, 10/25/33	63,331	65,072
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.66%, 3/25/43	77,681	78,843
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.569%, 6/25/43	26,684	26,850
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.569%, 4/25/42	25,248	25,578
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.419%, 11/25/43	31,938	32,316
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.419%, 11/25/43	37,859	38,123
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.419%, 1/25/42	176,000	178,651
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.369%, 11/25/41	346,000	349,490
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.219%, 1/25/34	26,633	26,820
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 6.069%, 10/25/41	146,000	146,935
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.869%, 2/25/42	71,522	71,671
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.569%, 1/25/42	79,089	79,145
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.519%, 12/25/41	38,720	38,739
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.369%, 10/25/41	2,626	2,625
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	53,433	53,089
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.633%, 8/25/28	109,634	114,583
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.433%, 8/25/28	175,508	184,225
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.683%, 9/25/28	92,228	94,986
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.583%, 10/25/28	21,633	22,585
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.383%, 4/25/28	385,253	399,707
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.133%, 1/25/29	267,090	275,798
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.033%, 5/25/29	196,301	204,161
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.933%, 4/25/29	136,114	141,044
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.933%, 1/25/29	327,132	337,345
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.333%, 9/25/29	27,000	28,058
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.233%, 7/25/29	278,457	286,742
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.483%, 2/25/30	52,421	54,302
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.333%, 2/25/30	7,634	7,674
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.033%, 1/25/31	66,641	68,131
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.069%, 3/25/42	44,000	46,240
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.669%, 3/25/42	44,000	45,785
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.569%, 4/25/42	497,000	515,446
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.569%, 1/25/42	380,000	390,262
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.51%, 6/25/42	37,142	38,390
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.119%, 7/25/42	29,554	30,365
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.06%, 9/25/42	72,788	74,257
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.96%, 12/25/42	20,327	20,907
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.869%, 1/25/43	39,555	40,495
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.833%, 11/25/39	25,360	25,485
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.669%, 3/25/42	123,361	125,107
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.569%, 3/25/42	95,698	96,853
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.51%, 9/25/43	11,889	12,002
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.469%, 12/25/41	100,000	101,495
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.269%, 7/25/43	23,449	23,545
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.219%, 12/25/41	102,000	103,115
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.769%, 1/25/42	81,039	81,075
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.719%, 9/25/44	139,555	140,104
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.71%, 3/25/44	18,811	18,821
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.669%, 5/25/44	42,481	42,514
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.619%, 9/25/44	37,957	38,009
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.569%, 7/25/44	7,303	7,309
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.569%, 12/25/41	46,065	46,043
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.469%, 11/25/41	8,281	8,277
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	192,112	180,923
JPMorgan Mortgage Trust 144A
FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.919%, 2/25/55	146,231	146,732
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	138,590	139,182
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.253%, 2/25/34	222,561	220,517
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	142,753	143,407
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.278%, 8/25/34	44,064	42,472
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.687%, 8/26/47(WAC)	35,266	35,094
OBX Trust 144A Ser. 23-NQM10, Class A1, stepped-coupon 6.465% (7.465%, 11/1/27), 10/25/63(STP)	275,007	277,897
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.503%, 10/25/34	96,921	95,372
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.133%, 7/25/54	254,232	254,468
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	484,812	489,314
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	201,536	199,144
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	62,223	59,228
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	478,204
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	403,000	348,706
Ser. 21-3, Class A1, 1.127%, 6/25/56(WAC)	116,389	100,191
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.303%, 5/25/47	342,011	268,795
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 4.813%, 1/25/37	71,804	61,916
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	161,495
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 5.703%, 6/25/34(WAC)	81,079	74,346
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.413%, 7/25/45	84,599	83,897
FRB Ser. 04-AR13, Class A2B, (CME Term SOFR 1 Month + 0.99%), 5.333%, 11/25/34	94,780	88,274

		11,792,682

Total mortgage-backed securities (cost $29,440,352)		$29,871,039

COLLATERALIZED LOAN OBLIGATIONS (1.9%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 5.958%, 4/23/34 (Cayman Islands)	$250,000	$250,333
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 6.579%, 10/20/34 (Cayman Islands)	250,000	250,651
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.60%, 7/20/37 (Cayman Islands)	250,000	250,657
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 6.724%, 7/21/37 (Cayman Islands)	250,000	250,563
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.197%, 4/16/37 (Jersey)	250,000	252,205
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 7/20/34	250,000	250,614
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 6.017%, 10/19/37 (Cayman Islands)	250,000	251,733
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.247%, 4/20/37 (Jersey)	200,000	201,724
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.099%, 7/17/34 (Cayman Islands)	275,000	275,395
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.995%, 10/24/37 (Cayman Islands)	250,000	250,114
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/21/31	250,000	250,000
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	250,000	250,367
Danby Park CLO, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.977%, 10/21/37 (Jersey)	250,000	250,115
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	250,000	251,592
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.108%, 7/15/34 (Cayman Islands)	250,000	250,356
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.152%, 4/18/37	250,000	251,870
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 6.503%, 10/21/37 (Cayman Islands)	250,000	251,804
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 6.137%, 4/20/37 (Cayman Islands)	200,000	201,442
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 6.012%, 7/18/37 (Cayman Islands)	250,000	251,431
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 6.117%, 4/20/37	250,000	251,954
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.109%, 7/20/34 (Cayman Islands)	150,000	150,234
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/28/34	250,000	250,381
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.737%, 7/25/34 (Cayman Islands)	250,000	250,029
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 6.897%, 7/16/36 (Cayman Islands)	250,000	251,381
LCM 41, Ltd. 144A FRB Ser. 41A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.116%, 4/15/36 (Jersey)	250,000	250,685
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	251,791
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.168%, 8/26/34 (Cayman Islands)	250,000	250,384
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.208%, 1/15/35 (Cayman Islands)	250,000	250,449
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 6.032%, 7/22/38 (Cayman Islands)	250,000	251,636
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.848%, 1/15/38 (Cayman Islands)	250,000	250,424
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 6.077%, 7/20/37 (Cayman Islands)	250,000	251,890
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.568%, 1/15/35 (Cayman Islands)	300,000	300,719
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.269%, 1/20/34 (Cayman Islands)	250,000	250,519
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.529%, 4/20/34 (Cayman Islands)	250,000	250,614
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.046%, 7/15/39 (Cayman Islands)	250,000	250,675
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/20/34 (Cayman Islands)	258,000	258,553
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.037%, 10/25/34 (Cayman Islands)	250,000	250,374
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 6.568%, 7/15/34 (Cayman Islands)	250,000	250,599
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.049%, 7/21/34 (Cayman Islands)	250,000	250,390
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.049%, 1/20/35 (Cayman Islands)	250,000	250,459
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.178%, 1/15/32 (Cayman Islands)	229,391	229,881
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.098%, 7/15/32 (Cayman Islands)	150,000	150,308
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.456%, 1/15/37 (Jersey)	250,000	251,504
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	250,000	250,637

Total collateralized loan obligations (cost $10,749,140)		$10,799,436

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	255,000	$224,128
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		$400,000	374,130
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	111,000	70,576
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		$400,000	396,515
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		230,000	226,895
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		310,000	247,070
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		200,000	178,656
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		200,000	201,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		258,000	256,968
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		200,000	198,200
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		200,000	207,325
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		280,000	276,879
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		625,000	618,035
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		220,000	223,431
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		200,000	191,950
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	196,700
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	195,460
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	140,000	139,415
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		$230,000	216,918
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		300,000	292,534
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		280,000	223,444
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		350,000	284,844
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		250,000	290,941
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		50,000	58,523

Total foreign government and agency bonds and notes (cost $5,886,414)			$5,791,437

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 1.75%), 6.079%, 12/20/29	$17,021	$17,088
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.207%, 11/23/27	99,360	97,074
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.354%, 4/30/28	29,701	29,198
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 11.895%, 3/15/30	60,000	57,200
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	52,792	48,437
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.972%, 10/16/28	14,774	14,883
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.25%), 7.657%, 4/3/28	63,763	64,341
Nouryon USA, LLC bank term loan FRN Class B2, (CME Term SOFR 3 Month + 2.25%), 10.25%, 4/3/28	34,651	35,091
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.764%, 10/10/31	80,000	80,283
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.058%, 4/21/29	74,467	73,557
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.579%, 9/22/28	19,796	19,989

		537,141
Capital goods (—%)
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.34%, 10/4/28	29,847	28,291
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	24,404	24,522
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	71,257	71,863

		124,676
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.857%, 9/13/29	44,663	39,340
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.097%, 8/2/29	46,999	46,239
Zegona Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.401%, 7/16/29	44,888	45,280

		130,859
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.472%, 8/21/28	21,134	21,301
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.845%, 6/18/31	14,963	15,040
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 1/27/29	74,389	74,757
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.329%, 1/27/31	79,599	78,555
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.297%, 5/30/31	34,736	34,497
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 8.924%, 9/21/28	73,424	73,486
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.207%, 1/29/28	46,382	46,285
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.59%, 4/4/29	34,824	34,950
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 7.607%, 10/19/29	92,049	92,340

		471,211
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.207%, 11/18/29	80,000	79,550
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.857%, 3/10/28	53,559	53,678
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.104%, 12/2/30	23,968	24,073
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.595%, 3/27/28	68,114	68,487

		225,788
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.689%, 5/5/27	64,390	64,715
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.357%, 4/23/31	80,798	81,484
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.607%, 10/23/28	40,579	40,768

		186,967
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.829%, 3/29/29	18,339	18,417
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 7.857%, 5/8/31	54,863	55,103
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.071%, 3/2/28	59,700	58,745
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.607%, 10/5/28	56,714	57,206
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 1/31/31	9,950	10,033

		199,504
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 9.629%, 4/20/28	42,778	43,988
United Airlines, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 6.635%, 2/24/31	49,974	50,202

		94,190

Total senior loans (cost $1,963,356)		$1,970,336

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	$430,000	$430,295
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	425,000	427,259
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 8/4/25	430,000	430,351

Total asset-backed securities (cost $1,285,000)		$1,287,905

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	925	$80,392
Boeing Co. (The) $3.00 cv. pfd.(NON)	2,384	145,162
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	1,216	76,255
PG&E Corp. $3.00 cv. pfd.(NON)	931	46,354

Total convertible preferred stocks (cost $272,800)		$348,163

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$67,000	$59,546
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	51,540
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	76,000	74,518
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	40,000	29,124
Uber Technologies, Inc. cv. sr. unsec. notes Ser. 2028, 0.875%, 12/1/28	55,000	60,775
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	30,000	30,570

Total convertible bonds and notes (cost $312,874)		$306,073

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$8,044,534	$13,726	$25,095

Total purchased options outstanding (cost $56,826)				$25,095

SHORT-TERM INVESTMENTS (7.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.56%(AFF)	Shares	32,350,279	$32,350,279
Interest in $300,000,000 joint tri-party repurchase agreement dated 12/31/2024 with JPMorgan Securities, LLC due 1/2/2025 - maturity value of $1,776,440 for an effective yield of 4.450% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 7.000% and due dates ranging from 10/1/2029 to 7/1/2056, valued at $306,075,820)		$1,776,000	1,776,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%(P)	Shares	280,000	280,000
U.S. Treasury Bills 4.627%, 1/16/25(SEG)(SEGSF)(SEGTBA)		$10,500,000	10,482,725

Total short-term investments (cost $44,886,531)			$44,889,004
TOTAL INVESTMENTS

Total investments (cost $531,698,086)			$633,720,533

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $15,180,006) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/22/25	$11,265	$12,540	$(1,275)
		Danish Krone	Sell	3/19/25	135,482	138,534	3,052
		Hong Kong Dollar	Sell	2/19/25	208,078	207,857	(221)
		Japanese Yen	Buy	2/19/25	188,879	197,482	(8,603)
		Swedish Krona	Buy	3/19/25	6,589	6,720	(131)
	Barclays Bank PLC
		Australian Dollar	Buy	1/22/25	31,752	31,869	(117)
		British Pound	Buy	3/19/25	300,035	305,821	(5,786)
		Euro	Sell	3/19/25	460,097	466,787	6,690
		Hong Kong Dollar	Buy	2/19/25	72,953	72,976	(23)
		Japanese Yen	Buy	2/19/25	136,323	143,692	(7,369)
		New Zealand Dollar	Buy	1/22/25	727	765	(38)
		Singapore Dollar	Sell	2/19/25	104,327	108,479	4,152
		Swedish Krona	Buy	3/19/25	816,502	833,092	(16,590)
		Swiss Franc	Buy	3/19/25	17,884	18,479	(595)
	Citibank, N.A.
		Euro	Sell	3/19/25	30,763	30,977	214
		Hong Kong Dollar	Sell	2/19/25	6,969	6,966	(3)
		Israeli Shekel	Buy	1/22/25	495	476	19
	Goldman Sachs International
		Swiss Franc	Buy	3/19/25	167,064	172,627	(5,563)
	HSBC Bank USA, National Association
		British Pound	Sell	3/19/25	123,992	125,656	1,664
		Danish Krone	Sell	3/19/25	121,199	123,875	2,676
		Euro	Sell	3/19/25	248,704	251,851	3,147
		Hong Kong Dollar	Buy	2/19/25	132,406	132,406	—
		Japanese Yen	Sell	2/19/25	20,089	20,262	173
		Singapore Dollar	Buy	2/19/25	9,904	10,092	(188)
		Swedish Krona	Buy	3/19/25	21,736	22,178	(442)
		Swiss Franc	Buy	3/19/25	129,630	133,959	(4,329)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/19/25	149,391	151,374	1,983
		Canadian Dollar	Sell	1/22/25	207,043	221,229	14,186
		Danish Krone	Sell	3/19/25	29,027	29,665	638
		Euro	Sell	3/19/25	67,762	68,679	917
		Norwegian Krone	Sell	3/19/25	353,316	365,005	11,689
		Swiss Franc	Buy	3/19/25	18,106	18,712	(606)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/22/25	132,334	144,837	(12,503)
		British Pound	Sell	3/19/25	60,057	61,075	1,018
		Canadian Dollar	Sell	1/22/25	1,312,361	1,402,332	89,971
		Danish Krone	Sell	3/19/25	86,272	88,139	1,867
		Euro	Sell	3/19/25	31,179	31,820	641
		Japanese Yen	Buy	2/19/25	438,425	458,717	(20,292)
		Swiss Franc	Buy	3/19/25	208,164	215,117	(6,953)
	NatWest Markets PLC
		British Pound	Sell	3/19/25	195,560	198,120	2,560
		Danish Krone	Sell	3/19/25	159,906	161,708	1,802
		Japanese Yen	Buy	2/19/25	229,480	240,040	(10,560)
		Swedish Krona	Buy	3/19/25	294,923	297,900	(2,977)
		Swiss Franc	Buy	3/19/25	555,177	573,784	(18,607)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/22/25	783,419	872,158	(88,739)
		British Pound	Sell	3/19/25	321,930	326,066	4,136
		Canadian Dollar	Buy	1/22/25	39,682	40,789	(1,107)
		Chinese Yuan (Offshore)	Buy	2/19/25	510,562	530,765	(20,203)
		Euro	Sell	3/19/25	73,270	72,408	(862)
		Hong Kong Dollar	Sell	2/19/25	96,438	96,403	(35)
		Japanese Yen	Sell	2/19/25	60,358	61,661	1,303
		Singapore Dollar	Buy	2/19/25	386,054	395,133	(9,079)
		Swedish Krona	Buy	3/19/25	65,989	67,325	(1,336)
		Swiss Franc	Buy	3/19/25	723,907	748,212	(24,305)
	UBS AG
		Australian Dollar	Buy	1/22/25	633,073	704,804	(71,731)
		British Pound	Sell	3/19/25	1,022,718	1,036,079	13,361
		Canadian Dollar	Sell	1/22/25	81,592	85,911	4,319
		Danish Krone	Sell	3/19/25	31,733	32,427	694
		Euro	Sell	3/19/25	77,843	78,913	1,070
		Hong Kong Dollar	Buy	2/19/25	75,285	75,313	(28)
		Israeli Shekel	Buy	1/22/25	79,997	77,696	2,301
		Japanese Yen	Buy	2/19/25	94,153	101,673	(7,520)
		Swiss Franc	Buy	3/19/25	340,571	351,329	(10,758)
	WestPac Banking Corp.
		Euro	Sell	3/19/25	1,105,292	1,120,270	14,978

	Unrealized appreciation						191,221

	Unrealized (depreciation)						(359,474)

	Total						$(168,253)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	232	$26,236,973	$26,303,000	Mar-25	$777,136
Russell 2000 Index E-Mini (Long)	1	111,508	112,490	Mar-25	10
S&P 500 Index E-Mini (Long)	19	5,587,549	5,638,963	Mar-25	(208,379)
S&P 500 Index E-Mini (Short)	337	99,105,466	100,017,388	Mar-25	3,696,802
U.S. Treasury Bond 30 yr (Long)	167	19,011,906	19,011,906	Mar-25	(691,672)
U.S. Treasury Bond Ultra 30 yr (Long)	150	17,835,938	17,835,938	Mar-25	(945,179)
U.S. Treasury Bond Ultra 30 yr (Short)	3	356,719	356,719	Mar-25	20,237
U.S. Treasury Note 2 yr (Long)	256	52,636,000	52,636,000	Mar-25	(56,565)
U.S. Treasury Note 5 yr (Long)	407	43,266,008	43,266,008	Mar-25	(370,004)
U.S. Treasury Note 5 yr (Short)	16	1,700,875	1,700,875	Mar-25	14,155
U.S. Treasury Note 10 yr (Long)	241	26,208,750	26,208,750	Mar-25	(437,215)
U.S. Treasury Note Ultra 10 yr (Short)	23	2,560,188	2,560,188	Mar-25	60,555

Unrealized appreciation					4,568,895

Unrealized (depreciation)					(2,709,014)

Total					$1,859,881

WRITTEN OPTIONS OUTSTANDING at 12/31/24 (premiums $38,296) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$8,044,534	$13,726	$15,260

Total				$15,260

TBA SALE COMMITMENTS OUTSTANDING at 12/31/24 (proceeds receivable $6,655,098) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 1/1/55	$2,000,000	1/14/25	$1,930,462
Uniform Mortgage-Backed Securities, 4.50%, 1/1/55	3,000,000	1/14/25	2,821,886
Uniform Mortgage-Backed Securities, 4.00%, 1/1/55	1,000,000	1/14/25	914,535
Uniform Mortgage-Backed Securities, 3.00%, 1/1/55	1,000,000	1/14/25	849,452

Total			$6,516,335

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$38,649,000	$141,610	(E)	$(94,458)	3/19/27	3.85% — Annually	US SOFR — Annually	$47,152
		31,613,000	115,830	(E)	76,908	3/19/27	US SOFR — Annually	3.85% — Annually	(38,922)
		32,721,000	405,610	(E)	(209,447)	3/19/30	3.75% — Annually	US SOFR — Annually	196,163
		24,875,000	637,845	(E)	300,952	3/19/35	US SOFR — Annually	3.75% — Annually	(336,893)
		1,547,000	98,853	(E)	(55,643)	3/19/55	3.55% — Annually	US SOFR — Annually	43,211
		7,276,000	464,936	(E)	260,965	3/19/55	US SOFR — Annually	3.55% — Annually	(203,972)

	Total				$279,277				$(293,261)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/24 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$9,623,085	$9,183,761	$—	12/11/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(454,645)
	9,619,353	9,137,366	—	12/11/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	499,240
	Goldman Sachs International
	12,654,053	12,364,030	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(305,004)
	11,702,022	11,421,473	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	291,186

Upfront premium received			—	Unrealized appreciation			790,426

	Upfront premium (paid)		—	Unrealized (depreciation)			(759,649)

		Total	$—			Total	$30,777
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Cheniere Energy, Inc.	Energy	520	$111,676	1.22%
Unum Group	Financials	1,518	110,895	1.21%
Pegasystems, Inc.	Technology	1,177	109,665	1.19%
Vistra Corp.	Utilities and power	782	107,755	1.17%
Equitable Holdings, Inc.	Financials	2,280	107,540	1.17%
General Motors Co.	Consumer cyclicals	2,010	107,089	1.17%
DoorDash, Inc. Class A	Consumer staples	636	106,699	1.16%
Booking Holdings, Inc.	Consumer cyclicals	21	105,946	1.15%
Allison Transmission Holdings, Inc.	Capital goods	971	104,889	1.14%
DocuSign, Inc.	Technology	1,154	103,787	1.13%
Vornado Realty Trust	Financials	2,466	103,654	1.13%
O'Reilly Automotive, Inc.	Consumer cyclicals	86	101,903	1.11%
NRG Energy, Inc.	Utilities and power	1,125	101,526	1.11%
Valero Energy Corp.	Energy	827	101,400	1.10%
Wintrust Financial Corp.	Financials	810	101,042	1.10%
Natera, Inc.	Health care	628	99,485	1.08%
Freeport-McMoRan, Inc.	Basic materials	2,560	97,470	1.06%
Tapestry, Inc.	Consumer cyclicals	1,486	97,068	1.06%
Johnson Controls International PLC	Capital goods	1,226	96,782	1.05%
Manhattan Associates, Inc.	Technology	346	93,487	1.02%
MGIC Investment Corp.	Financials	3,912	92,751	1.01%
Ventas, Inc.	Health care	1,547	91,089	0.99%
Qualcomm, Inc.	Technology	593	91,047	0.99%
Pure Storage, Inc. Class A	Technology	1,481	90,953	0.99%
Synchrony Financial	Financials	1,399	90,944	0.99%
Procore Technologies, Inc.	Technology	1,206	90,362	0.98%
Cadence Design Systems, Inc.	Technology	296	88,983	0.97%
Southwest Airlines Co.	Transportation	2,627	88,303	0.96%
Constellation Energy Corp.	Utilities and power	390	87,320	0.95%
Arista Networks, Inc.	Technology	776	85,720	0.93%
Louisiana-Pacific Corp.	Basic materials	825	85,405	0.93%
Fair Isaac Corp.	Technology	42	83,998	0.91%
American International Group, Inc.	Financials	1,151	83,829	0.91%
Autonation, Inc.	Consumer cyclicals	489	83,018	0.90%
Toll Brothers, Inc.	Consumer cyclicals	645	81,264	0.88%
Jefferies Financial Group, Inc.	Financials	1,036	81,258	0.88%
Coinbase Global, Inc. Class A	Financials	325	80,648	0.88%
NVR, Inc.	Consumer cyclicals	9	77,098	0.84%
Uber Technologies, Inc.	Consumer staples	1,278	77,060	0.84%
Synopsys, Inc.	Technology	158	76,668	0.83%
Jacobs Solutions, Inc.	Capital goods	568	75,892	0.83%
eBay, Inc.	Technology	1,209	74,924	0.82%
Axis Capital Holdings, Ltd.	Financials	841	74,494	0.81%
Cirrus Logic, Inc.	Technology	748	74,439	0.81%
Netflix, Inc.	Consumer cyclicals	83	74,394	0.81%
J.M. Smucker Co. (The)	Consumer staples	660	72,653	0.79%
Textron, Inc.	Capital goods	944	72,222	0.79%
TransUnion	Consumer cyclicals	764	70,797	0.77%
Affiliated Managers Group, Inc.	Financials	374	69,083	0.75%
CAVA Group, Inc.	Consumer staples	612	69,053	0.75%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Ciena Corp.	Technology	1,426	$120,966	1.32%
DT Midstream, Inc.	Energy	1,126	111,962	1.23%
AppLovin Corp. Class A	Technology	345	111,574	1.22%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	4,190	107,800	1.18%
SoFi Technologies, Inc.	Financials	6,892	106,131	1.16%
Chesapeake Energy Corp.	Energy	1,044	103,953	1.14%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	450	103,865	1.14%
Kinsale Capital Group, Inc.	Financials	220	102,245	1.12%
Globant SA (Argentina)	Technology	476	101,969	1.12%
Take-Two Interactive Software, Inc.	Technology	548	100,946	1.10%
BWX Technologies, Inc.	Capital goods	905	100,803	1.10%
NortonLifeLock, Inc.	Technology	3,637	99,583	1.09%
Digital Realty Trust, Inc.	Financials	555	98,359	1.08%
Tyler Technologies, Inc.	Technology	169	97,501	1.07%
Domino's Pizza, Inc.	Consumer staples	232	97,398	1.07%
Tesla, Inc.	Consumer cyclicals	241	97,185	1.06%
Lithia Motors, Inc.	Consumer cyclicals	272	97,121	1.06%
Aon PLC	Financials	268	96,366	1.05%
Jack Henry & Associates, Inc.	Technology	544	95,297	1.04%
RPM International, Inc.	Basic materials	759	93,397	1.02%
Ross Stores, Inc.	Consumer cyclicals	591	89,351	0.98%
Carnival Corp.	Consumer cyclicals	3,505	87,349	0.96%
Watsco, Inc.	Consumer staples	184	87,064	0.95%
RB Global, Inc.	Consumer cyclicals	951	85,760	0.94%
Equifax, Inc.	Consumer cyclicals	329	83,963	0.92%
Texas Instruments, Inc.	Technology	421	79,002	0.86%
Generac Holdings, Inc.	Capital goods	507	78,566	0.86%
PTC, Inc.	Technology	410	75,322	0.82%
e.l.f. Beauty, Inc.	Consumer staples	591	74,216	0.81%
Universal Health Services, Inc. Class B	Health care	410	73,499	0.80%
D.R. Horton, Inc.	Consumer cyclicals	514	71,904	0.79%
Avantor, Inc.	Health care	3,356	70,721	0.77%
Stanley Black & Decker, Inc.	Consumer cyclicals	871	69,970	0.77%
Entegris, Inc.	Technology	705	69,818	0.76%
Amdocs, Ltd.	Technology	819	69,762	0.76%
T Rowe Price Group, Inc.	Financials	616	69,683	0.76%
CarMax, Inc.	Consumer cyclicals	847	69,210	0.76%
LPL Financial Holdings, Inc.	Financials	211	68,783	0.75%
Fox Corp. Class B	Consumer cyclicals	1,502	68,690	0.75%
Atmos Energy Corp.	Utilities and power	488	67,919	0.74%
IBM Corp.	Technology	303	66,641	0.73%
Brown-Forman Corp. Class B	Consumer staples	1,717	65,201	0.71%
Healthcare Realty Trust, Inc.	Financials	3,846	65,187	0.71%
Monolithic Power Systems, Inc.	Technology	109	64,290	0.70%
Albemarle Corp.	Basic materials	747	64,279	0.70%
Micron Technology, Inc.	Technology	737	61,999	0.68%
Coherent Corp.	Capital goods	651	61,713	0.68%
Affirm Holdings, Inc.	Consumer cyclicals	1,007	61,313	0.67%
Block, Inc. Class A	Consumer cyclicals	719	61,115	0.67%
Bunge Global SA	Basic materials	750	58,353	0.64%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Sekisui Chemical Co., Ltd. (Japan)	Financials	5,080	$87,766	0.71%
ConocoPhillips	Energy	839	83,248	0.67%
Endesa SA (Spain)	Utilities and power	3,752	80,690	0.65%
BP PLC (United Kingdom)	Energy	16,189	79,680	0.64%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	3,617	79,629	0.64%
SS&C Technologies Holdings, Inc.	Technology	1,044	79,090	0.64%
Veralto Corp.	Capital goods	759	77,353	0.63%
Rio Tinto PLC (United Kingdom)	Basic materials	1,296	76,688	0.62%
Novozymes A/S Class B (Denmark)	Basic materials	1,353	76,600	0.62%
ENGIE SA (France)	Utilities and power	4,825	76,500	0.62%
Iberdrola SA (Spain)	Utilities and power	5,524	76,074	0.62%
Automatic Data Processing, Inc.	Consumer cyclicals	257	75,368	0.61%
AT&T, Inc.	Communication services	3,293	74,978	0.61%
Holcim AG (Switzerland)	Basic materials	776	74,802	0.60%
VeriSign, Inc.	Technology	353	73,056	0.59%
Consolidated Edison, Inc.	Utilities and power	818	73,004	0.59%
SSE PLC (United Kingdom)	Utilities and power	3,590	72,125	0.58%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	1,012	71,464	0.58%
TotalEnergies SE (France)	Energy	1,292	71,417	0.58%
Exor NV (Netherlands)	Financials	779	71,395	0.58%
PepsiCo, Inc.	Consumer staples	465	70,632	0.57%
Exxon Mobil Corp.	Energy	646	69,523	0.56%
Loblaw Cos, Ltd. (Canada)	Consumer staples	526	69,126	0.56%
Hartford Financial Services Group, Inc. (The)	Financials	625	68,429	0.55%
Central Japan Railway Co. (Japan)	Transportation	3,540	66,786	0.54%
Danone SA (France)	Consumer staples	983	66,298	0.54%
Altria Group, Inc.	Consumer staples	1,268	66,279	0.54%
Lockheed Martin Corp.	Capital goods	135	65,617	0.53%
MSCI, Inc.	Technology	108	64,545	0.52%
George weston, Ltd. (Canada)	Consumer staples	409	63,564	0.51%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	7,546	63,432	0.51%
Telenor ASA (Norway)	Communication services	5,659	63,231	0.51%
Allegion PLC (Ireland)	Capital goods	478	62,452	0.51%
Eni SpA (Italy)	Utilities and power	4,563	61,853	0.50%
Fortum OYJ (Finland)	Utilities and power	4,390	61,430	0.50%
Leidos Holdings, Inc.	Technology	423	61,000	0.49%
Novartis AG (Switzerland)	Health care	620	60,642	0.49%
Netflix, Inc.	Consumer cyclicals	68	60,488	0.49%
Elisa Oyj (Finland)	Communication services	1,382	59,810	0.48%
SEI Investments Co.	Financials	724	59,711	0.48%
TOPPAN Holdings, Inc. (Japan)	Consumer cyclicals	2,228	59,667	0.48%
Graco, Inc.	Capital goods	690	58,185	0.47%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	4,702	57,530	0.47%
Givaudan SA (Switzerland)	Basic materials	13	57,114	0.46%
Verisk Analytics, Inc.	Consumer cyclicals	202	55,606	0.45%
Intertek Group PLC (United Kingdom)	Consumer cyclicals	914	54,123	0.44%
GoDaddy, Inc. Class A	Technology	271	53,563	0.43%
Philip Morris International, Inc.	Consumer staples	443	53,348	0.43%
Jack Henry & Associates, Inc.	Technology	303	53,162	0.43%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	1,255	53,122	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Hermes International (France)	Consumer cyclicals	33	$80,400	0.70%
Erste Group Bank AG (Czech Republic)	Financials	1,245	76,937	0.67%
Keppel, Ltd. (Singapore)	Capital goods	15,213	76,278	0.67%
London Stock Exchange Group PLC (United Kingdom)	Financials	535	75,551	0.66%
Visa, Inc. Class A	Financials	234	73,821	0.65%
RELX PLC (United Kingdom)	Consumer cyclicals	1,563	71,037	0.62%
Wilmar International, Ltd. (Singapore)	Basic materials	30,989	70,419	0.62%
Galderma Group AG (Switzerland)	Health care	629	69,822	0.61%
Pernod Ricard SA (France)	Consumer staples	618	69,785	0.61%
Sempra	Utilities and power	793	69,531	0.61%
Paychex, Inc.	Technology	495	69,451	0.61%
Imperial Brands PLC (United Kingdom)	Consumer staples	2,144	68,549	0.60%
Waste Connections, Inc.	Capital goods	394	67,682	0.59%
Walmart, Inc.	Consumer cyclicals	736	66,503	0.58%
Realty Income Corp.	Financials	1,243	66,368	0.58%
Entergy Corp.	Utilities and power	854	64,744	0.57%
Commonwealth Bank of Australia (Australia)	Financials	680	64,551	0.57%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	6,333	64,362	0.56%
Chesapeake Energy Corp.	Energy	641	63,823	0.56%
Metso Oyj (Finland)	Capital goods	6,824	63,454	0.56%
Martin Marietta Materials, Inc.	Basic materials	122	62,852	0.55%
Allianz SE (Germany)	Financials	205	62,724	0.55%
Orange SA (France)	Communication services	6,177	61,580	0.54%
Equifax, Inc.	Consumer cyclicals	240	61,056	0.53%
Heineken NV (Netherlands)	Consumer staples	838	59,618	0.52%
Dominion Energy, Inc.	Utilities and power	1,105	59,504	0.52%
FirstEnergy Corp.	Utilities and power	1,484	59,051	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	1,862	58,814	0.51%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	364	58,355	0.51%
Swisscom AG (Switzerland)	Communication services	104	57,921	0.51%
Westlake Corp.	Basic materials	505	57,853	0.51%
Blackstone, Inc.	Financials	328	56,482	0.49%
Magna International, Inc. (Canada)	Consumer cyclicals	1,328	55,461	0.49%
Occidental Petroleum Corp.	Energy	1,111	54,874	0.48%
EssilorLuxottica SA (France)	Health care	224	54,765	0.48%
Toyota Motor Corp. (Japan)	Consumer cyclicals	2,631	52,676	0.46%
SMC Corp. (Japan)	Technology	132	52,257	0.46%
Costco Wholesale Corp.	Consumer staples	57	52,140	0.46%
Japan Tobacco, Inc. (Japan)	Consumer staples	2,007	52,092	0.46%
AXA SA (France)	Financials	1,461	51,904	0.45%
Alliant Energy Corp.	Utilities and power	866	51,218	0.45%
SAP SE (Germany)	Technology	205	50,278	0.44%
U-Haul Holding Co. (non-voting)	Consumer cyclicals	774	49,543	0.43%
Ferrovial SE (Netherlands)	Basic materials	1,171	49,233	0.43%
Diamondback Energy, Inc.	Energy	300	49,132	0.43%
Swiss Life Holding AG (Switzerland)	Financials	63	48,558	0.43%
Alexandria Real Estate Equities, Inc.	Financials	497	48,507	0.42%
Snam SpA (Italy)	Utilities and power	10,800	47,833	0.42%
Mastercard, Inc. Class A	Consumer cyclicals	91	47,737	0.42%
Johnson Controls International PLC	Capital goods	604	47,639	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	$32,862	$96,726	$24,007	5/11/63	500 bp — Monthly	$8,949
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	4,092	51,000	21,201	5/11/63	500 bp — Monthly	(11,489)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	13,500	107,000	7,854	12/16/72	200 bp — Monthly	5,688
	CMBX NA BB.6 Index	CCC-/P	34,179	98,261	24,388	5/11/63	500 bp — Monthly	9,886

Upfront premium received			84,633		Unrealized appreciation			24,523

Upfront premium (paid)			—		Unrealized (depreciation)			(11,489)

	Total		$84,633				Total	$13,034
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(51,511)	$111,000	$46,143	11/17/59	(500 bp) — Monthly	$(5,477)
	CMBX NA BB.10 Index	(37,883)	94,000	39,076	11/17/59	(500 bp) — Monthly	1,102
	CMBX NA BB.10 Index	(37,883)	94,000	39,076	11/17/59	(500 bp) — Monthly	1,102
	CMBX NA BB.10 Index	(19,747)	49,000	20,369	11/17/59	(500 bp) — Monthly	574
	CMBX NA BB.6 Index	(15,981)	61,925	15,370	5/11/63	(500 bp) — Monthly	(672)
	CMBX NA BB.8 Index	(28,578)	61,519	26,059	10/17/57	(500 bp) — Monthly	(2,578)
	Goldman Sachs International
	CMBX NA BB.6 Index	(36,283)	106,962	26,548	5/11/63	(500 bp) — Monthly	(9,839)
	CMBX NA BB.8 Index	(21,232)	48,469	20,532	10/17/57	(500 bp) — Monthly	(748)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	26,101	6,478	5/11/63	(500 bp) — Monthly	(19,802)
	CMBX NA BBB-.10 Index	(16,266)	129,000	22,678	11/17/59	(300 bp) — Monthly	6,337
	Merrill Lynch International
	CMBX NA BB.10 Index	(3,243)	57,000	23,695	11/17/59	(500 bp) — Monthly	20,396
	CMBX NA BBB-.10 Index	(10,400)	48,000	8,438	11/17/59	(300 bp) — Monthly	(1,990)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(3,953)	8,389	3,554	10/17/57	(500 bp) — Monthly	(408)
	CMBX NA BBB-.10 Index	(323)	1,000	176	11/17/59	(300 bp) — Monthly	(148)

Upfront premium received		—			Unrealized appreciation		29,511

Upfront premium (paid)		(309,538)			Unrealized (depreciation)		(41,662)

	Total	$(309,538)				Total	$(12,151)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 43 Index	B+/P	$(329,430)	$4,518,000	$347,696	12/20/29	500 bp — Quarterly	$25,797
	CDX NA IG Series 43 Index	BBB+/P	(1,085,119)	48,122,000	1,074,083	12/20/29	100 bp — Quarterly	5,004

	Total		$(1,414,549)					$30,801
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Dynamic Asset Allocation Conservative Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $569,343,252.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$28,891,524	$48,232,396	$44,773,641	$296,946	$32,350,279

	Total Short-term investments	$28,891,524	$48,232,396	$44,773,641	$296,946	$32,350,279
* Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,329,144.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $120,770.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,059,982.
At the close of the reporting period, the fund has deposited cash valued at $929,396 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
At the close of the reporting period, the fund has deposited cash valued at $1,454,515 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,811,969 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $243,479 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $120,770 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$8,394,037	$3,992,514	$—
Capital goods	11,438,227	2,415,365	—
Communication services	4,223,013	710,475	—
Conglomerates	2,372,493	1,406,228	—
Consumer cyclicals	44,944,818	7,415,558	—
Consumer staples	15,807,706	4,177,323	—
Energy	6,994,891	2,214,759	—
Financials	34,129,567	11,154,329	—
Health care	25,789,503	6,229,946	1,552
Technology	91,918,648	4,330,406	—
Transportation	5,152,814	858,639	—
Utilities and power	5,897,840	1,523,922	—

Total common stocks	257,063,557	46,429,464	1,552
Asset-backed securities	—	1,287,905	—
Collateralized loan obligations	—	10,799,436	—
Convertible bonds and notes	—	306,073	—
Convertible preferred stocks	348,163	—	—
Corporate bonds and notes	—	126,866,520	—
Foreign government and agency bonds and notes	—	5,791,437	—
Mortgage-backed securities	—	29,871,039	—
Purchased options outstanding	—	25,095	—
Senior loans	—	1,970,336	—
U.S. government and agency mortgage obligations	—	107,952,831	—
U.S. treasury obligations	—	118,121	—
Short-term investments	280,000	44,609,004	—

Totals by level	$257,691,720	$376,027,261	$1,552
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(168,253)	$—
Futures contracts	1,859,881	—	—
Written options outstanding	—	(15,260)	—
TBA sale commitments	—	(6,516,335)	—
Interest rate swap contracts	—	(572,538)	—
Total return swap contracts	—	30,777	—
Credit default contracts	—	1,671,138	—

Totals by level	$1,859,881	$(5,570,471)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com